UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Equity-Income Fund

April 30, 2014

1.800336.110

EQU-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.0%
Auto Components - 0.2%
Gentex Corp.	724,673	$ 20,776
Diversified Consumer Services - 0.1%
H&R Block, Inc.	402,200	11,431
Hotels, Restaurants & Leisure - 2.0%
Darden Restaurants, Inc.	867,300	43,113
McDonald's Corp.	914,387	92,701
Texas Roadhouse, Inc. Class A	810,467	20,051
Yum! Brands, Inc.	572,479	44,075
		199,940
Household Durables - 0.1%
Coway Co. Ltd.	67,927	5,359
Media - 2.0%
Atresmedia Corporacion de Medios de Comunicacion SA	406,964	5,832
Comcast Corp. Class A (h)	2,624,679	135,853
Eniro AB (a)	829,576	6,583
Sinclair Broadcast Group, Inc. Class A	809,283	21,632
Time Warner, Inc. (h)	347,500	23,095
		192,995
Multiline Retail - 1.8%
Kohl's Corp.	1,034,024	56,654
Target Corp.	1,946,809	120,215
		176,869
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	550,769	20,246
Dunelm Group PLC	854,200	13,506
Foot Locker, Inc.	505,635	23,527
Lewis Group Ltd.	972,000	5,765
Staples, Inc.	1,407,404	17,593
		80,637
TOTAL CONSUMER DISCRETIONARY		688,007
CONSUMER STAPLES - 10.9%
Beverages - 1.9%
Molson Coors Brewing Co. Class B	614,395	36,845
PepsiCo, Inc.	427,109	36,684
The Coca-Cola Co.	2,744,903	111,965
		185,494
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	698,400	$ 50,788
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	241,904	12,513
Wal-Mart Stores, Inc.	589,791	47,012
Walgreen Co. (h)	969,020	65,796
		176,109
Food Products - 1.1%
B&G Foods, Inc. Class A	264,967	8,691
Hilton Food Group PLC	2,686,432	24,198
Kellogg Co.	1,079,391	72,136
		105,025
Household Products - 2.1%
Energizer Holdings, Inc.	44,800	5,004
Procter & Gamble Co.	2,470,597	203,948
		208,952
Tobacco - 4.0%
Altria Group, Inc.	2,743,458	110,040
British American Tobacco PLC:
(United Kingdom)	344,100	19,870
sponsored ADR	380,072	43,716
Japan Tobacco, Inc.	570,000	18,711
Lorillard, Inc.	1,716,471	101,993
Philip Morris International, Inc.	608,878	52,016
Reynolds American, Inc.	930,100	52,486
		398,832
TOTAL CONSUMER STAPLES		1,074,412
ENERGY - 14.0%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	730,606	36,859
National Oilwell Varco, Inc.	535,524	42,055
Noble Corp.	1,163,563	35,849
Schlumberger Ltd.	451,943	45,895
		160,658
Oil, Gas & Consumable Fuels - 12.4%
Access Midstream Partners LP	304,272	18,059
Anadarko Petroleum Corp.	464,432	45,988
Apache Corp.	808,201	70,152
Canadian Natural Resources Ltd.	1,356,900	55,289
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	2,284,072	$ 286,697
ConocoPhillips Co.	220,400	16,378
CONSOL Energy, Inc.	945,434	42,081
EV Energy Partners LP	917,417	33,091
Exxon Mobil Corp. (h)	2,262,296	231,682
Holly Energy Partners LP	438,344	14,163
HollyFrontier Corp.	220,732	11,608
Imperial Oil Ltd.	480,400	23,458
Legacy Reserves LP	438,900	10,867
Markwest Energy Partners LP	978,177	61,958
Occidental Petroleum Corp.	577,849	55,329
Royal Dutch Shell PLC Class A sponsored ADR	525,313	41,363
Scorpio Tankers, Inc.	476,084	4,290
Suncor Energy, Inc.	1,826,600	70,461
The Williams Companies, Inc.	2,625,743	110,728
Williams Partners LP	232,900	12,013
		1,215,655
TOTAL ENERGY		1,376,313
FINANCIALS - 22.7%
Banks - 9.4%
Bank of America Corp.	1,007,400	15,252
CIT Group, Inc.	271,200	11,675
Citigroup, Inc. (h)	898,500	43,047
Comerica, Inc.	388,972	18,764
FirstMerit Corp.	630,526	12,226
JPMorgan Chase & Co.	6,660,082	372,822
Lakeland Financial Corp.	224,700	8,224
M&T Bank Corp.	732,678	89,394
National Penn Bancshares, Inc.	408,962	3,996
Nordea Bank AB	1,145,000	16,544
PNC Financial Services Group, Inc.	264,000	22,187
Standard Chartered PLC (United Kingdom)	1,534,758	33,207
Svenska Handelsbanken AB (A Shares)	432,400	21,699
U.S. Bancorp	2,115,322	86,263
Valley National Bancorp (e)	852,100	8,538
Wells Fargo & Co.	3,293,050	163,467
		927,305
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - 4.5%
Apollo Global Management LLC Class A	604,060	$ 16,388
Apollo Investment Corp.	3,302,202	26,385
Ares Capital Corp.	1,210,774	20,789
Ashmore Group PLC	3,152,053	18,648
AURELIUS AG	259,590	9,637
BlackRock, Inc. Class A	139,423	41,966
Carlyle Group LP	529,500	16,986
Charles Schwab Corp.	732,028	19,435
Greenhill & Co., Inc.	209,583	10,511
Invesco Ltd.	477,800	16,823
KKR & Co. LP	3,279,900	74,487
Morgan Stanley	1,433,231	44,330
State Street Corp.	585,899	37,826
The Blackstone Group LP	3,129,732	92,421
		446,632
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (a)	355,792	45,844
KKR Financial Holdings LLC	6,009,345	69,348
McGraw Hill Financial, Inc.	155,800	11,518
TPG Specialty Lending, Inc.	488,400	8,864
		135,574
Insurance - 4.7%
ACE Ltd.	757,027	77,459
Brasil Insurance Participacoes e Administracao SA	2,339,355	10,450
esure Group PLC	2,294,900	9,745
FBD Holdings PLC	399,803	9,621
MetLife, Inc. (h)	4,212,938	220,547
Prudential Financial, Inc.	434,277	35,037
The Chubb Corp.	505,363	46,534
The Travelers Companies, Inc.	513,700	46,531
Validus Holdings Ltd.	264,400	9,801
		465,725
Real Estate Investment Trusts - 2.5%
American Capital Agency Corp.	1,624,263	36,887
American Tower Corp.	53,000	4,427
Annaly Capital Management, Inc.	3,032,613	35,027
CBL & Associates Properties, Inc.	1,043,000	18,951
Coresite Realty Corp.	387,764	11,796
First Potomac Realty Trust	1,796,025	23,402
Home Properties, Inc.	584,915	36,031
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Piedmont Office Realty Trust, Inc. Class A	587,100	$ 10,339
Rayonier, Inc.	373,055	16,825
Retail Properties America, Inc.	1,392,071	19,934
Two Harbors Investment Corp.	2,155,278	22,372
Ventas, Inc.	161,403	10,666
		246,657
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(k)	393,400	8,065
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	438,145	6,125
TOTAL FINANCIALS		2,236,083
HEALTH CARE - 8.2%
Biotechnology - 0.7%
Amgen, Inc.	490,109	54,770
Grifols SA ADR	382,244	15,687
		70,457
Health Care Equipment & Supplies - 0.6%
Baxter International, Inc. (h)	340,200	24,763
Covidien PLC	268,900	19,159
St. Jude Medical, Inc.	153,377	9,735
		53,657
Health Care Providers & Services - 1.0%
Aetna, Inc.	156,528	11,184
Quest Diagnostics, Inc.	374,872	20,967
UnitedHealth Group, Inc.	639,820	48,012
WellPoint, Inc. (h)	146,800	14,780
		94,943
Health Care Technology - 0.0%
CompuGroup Medical AG	39,300	1,047
Pharmaceuticals - 5.9%
AbbVie, Inc.	179,544	9,351
Astellas Pharma, Inc.	1,713,100	19,052
AstraZeneca PLC sponsored ADR	789,300	62,394
Johnson & Johnson	1,934,448	195,940
Merck & Co., Inc. (h)	1,960,994	114,836
Pfizer, Inc.	3,236,379	101,234
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sanofi SA	272,689	$ 29,429
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,047,480	51,180
		583,416
TOTAL HEALTH CARE		803,520
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.0%
United Technologies Corp.	801,720	94,868
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	773,756	45,574
PostNL NV (a)	1,022,600	4,486
United Parcel Service, Inc. Class B	1,485,873	146,358
		196,418
Airlines - 0.0%
Copa Holdings SA Class A	32,400	4,383
Commercial Services & Supplies - 1.4%
Intrum Justitia AB (e)	1,136,551	32,879
KAR Auction Services, Inc.	585,600	17,439
Republic Services, Inc.	2,378,267	83,453
		133,771
Electrical Equipment - 0.7%
Eaton Corp. PLC	203,300	14,768
Emerson Electric Co.	290,487	19,805
Hubbell, Inc. Class B	297,549	35,027
		69,600
Industrial Conglomerates - 2.5%
General Electric Co.	8,658,660	232,831
Siemens AG	78,159	10,311
		243,142
Machinery - 0.8%
Cummins, Inc.	187,828	28,334
Stanley Black & Decker, Inc. (h)	573,478	49,256
		77,590
Marine - 0.1%
Irish Continental Group PLC unit	269,300	10,822
Professional Services - 0.4%
Acacia Research Corp.	787,191	12,627
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - continued
Bureau Veritas SA	320,327	$ 9,777
Michael Page International PLC	2,755,783	21,766
		44,170
Road & Rail - 0.3%
Union Pacific Corp.	167,776	31,950
Trading Companies & Distributors - 0.1%
Wolseley PLC	259,879	15,011
TOTAL INDUSTRIALS		921,725
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 2.6%
Cisco Systems, Inc.	9,635,386	222,674
QUALCOMM, Inc.	493,316	38,829
		261,503
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	608,632	35,897
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	907,700	32,632
IT Services - 3.9%
Accenture PLC Class A	691,158	55,445
IBM Corp. (h)	905,134	177,832
Paychex, Inc.	2,884,057	120,582
Quindell PLC	19,702,100	8,316
Xerox Corp.	1,537,007	18,582
		380,757
Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials, Inc.	3,614,982	68,902
Broadcom Corp. Class A	2,558,629	78,831
Maxim Integrated Products, Inc.	454,721	14,751
		162,484
Software - 1.8%
CA Technologies, Inc.	874,200	26,348
Exact Holdings NV	215,215	7,584
Microsoft Corp. (h)	3,505,316	141,615
		175,547
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	57,199	$ 33,753
EMC Corp.	815,562	21,041
		54,794
TOTAL INFORMATION TECHNOLOGY		1,103,614
MATERIALS - 1.2%
Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.	247,000	8,929
RPM International, Inc.	589,400	25,144
Tronox Ltd. Class A	297,635	7,292
		41,365
Metals & Mining - 0.8%
Commercial Metals Co.	1,092,066	20,968
Freeport-McMoRan Copper & Gold, Inc.	1,485,792	51,067
Goldcorp, Inc.	51,000	1,260
SunCoke Energy Partners LP	151,433	4,452
		77,747
TOTAL MATERIALS		119,112
TELECOMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	2,567,089	91,645
CenturyLink, Inc.	1,622,224	56,632
Verizon Communications, Inc.	3,485,800	162,891
Verizon Communications, Inc. CDI	486,649	22,746
		333,914
Wireless Telecommunication Services - 0.4%
Safaricom Ltd.	17,359,000	2,614
Vodafone Group PLC	10,270,831	38,994
		41,608
TOTAL TELECOMMUNICATION SERVICES		375,522
UTILITIES - 3.8%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	630,582	33,932
FirstEnergy Corp.	832,492	28,097
Hawaiian Electric Industries, Inc. (e)	829,915	19,910
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
NextEra Energy, Inc.	517,435	$ 51,666
Northeast Utilities	307,481	14,532
Pinnacle West Capital Corp.	158,100	8,846
PPL Corp.	1,807,486	60,262
Southern Co.	2,119,077	97,117
Xcel Energy, Inc.	999,035	31,839
		346,201
Multi-Utilities - 0.3%
Sempra Energy	277,834	27,397
TOTAL UTILITIES		373,598
TOTAL COMMON STOCKS (Cost $7,373,637)		9,071,906
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 1.1%
FINANCIALS - 0.3%
Real Estate Investment Trusts - 0.3%
Crown Castle International Corp. Series A, 4.50%	168,900	16,860
Weyerhaeuser Co. Series A, 6.375%	166,500	9,324
		26,184
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Alere, Inc. 3.00%	44,000	12,936
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	123,200	8,148
UTILITIES - 0.6%
Electric Utilities - 0.2%
NextEra Energy, Inc.:
5.889%	136,549	8,685
Series E, 5.599%	233,300	15,307
		23,992
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. 2.00% ZENS	274,400	14,578
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
UTILITIES - continued
Multi-Utilities - continued
Dominion Resources, Inc.:
Series A, 6.125%	168,100	$ 9,854
Series B, 6.00%	168,100	9,883
		34,315
TOTAL UTILITIES		58,307
TOTAL CONVERTIBLE PREFERRED STOCKS		105,575
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Consumer Finance - 0.4%
Ally Financial, Inc.:
7.00% (f)	32,565	32,252
Series A, 8.50%	181,464	4,907
		37,159
TOTAL PREFERRED STOCKS (Cost $124,740)		142,734
Corporate Bonds - 3.6%
		Principal Amount (000s) (d)
Convertible Bonds - 3.4%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Ford Motor Co. 4.25% 11/15/16		$ 3,130	5,894
Volkswagen International Finance NV 5.5% 11/9/15 (f)	EUR	9,200	15,018
			20,912
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (f)		3,900	3,951
TOTAL CONSUMER DISCRETIONARY			24,863
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Amyris, Inc. 3% 2/27/17		$ 2,101	$ 1,740
BPZ Energy, Inc. 8.5% 10/1/17		4,130	4,564
Chesapeake Energy Corp. 2.5% 5/15/37		13,845	14,252
Clean Energy Fuels Corp. 5.25% 10/1/18 (f)		5,480	4,794
Cobalt International Energy, Inc. 2.625% 12/1/19		5,280	4,957
Ship Finance International Ltd. 3.25% 2/1/18		10,930	11,848
			42,155
FINANCIALS - 0.4%
Capital Markets - 0.1%
Ares Capital Corp. 5.75% 2/1/16		7,160	7,760
Insurance - 0.1%
Fidelity National Financial, Inc. 4.25% 8/15/18		7,160	11,528
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)		17,382	21,283
TOTAL FINANCIALS			40,571
HEALTH CARE - 0.8%
Biotechnology - 0.1%
Gilead Sciences, Inc. 1.625% 5/1/16		950	3,279
Theravance, Inc. 2.125% 1/15/23		8,240	9,646
			12,925
Health Care Equipment & Supplies - 0.1%
Teleflex, Inc. 3.875% 8/1/17		5,270	8,992
Health Care Providers & Services - 0.6%
HealthSouth Corp. 2% 12/1/43		15,804	16,931
Molina Healthcare, Inc. 1.125% 1/15/20		12,360	13,975
WellPoint, Inc. 2.75% 10/15/42		19,230	28,112
			59,018
TOTAL HEALTH CARE			80,935
INDUSTRIALS - 0.4%
Commercial Services & Supplies - 0.1%
Covanta Holding Corp. 3.25% 6/1/14		7,100	8,316
Construction & Engineering - 0.2%
Layne Christensen Co. 4.25% 11/15/18 (f)		5,360	5,608
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - continued
INDUSTRIALS - continued
Construction & Engineering - continued
MasTec, Inc.:
4% 6/15/14		$ 3,150	$ 7,857
4.25% 12/15/14		1,970	5,041
			18,506
Machinery - 0.1%
Navistar International Corp. 4.75% 4/15/19 (f)		5,980	6,287
TOTAL INDUSTRIALS			33,109
INFORMATION TECHNOLOGY - 0.8%
Communications Equipment - 0.2%
InterDigital, Inc. 2.5% 3/15/16		18,230	18,915
Liberty Interactive LLC 0.75% 3/30/43		4,710	6,082
			24,997
Semiconductors & Semiconductor Equipment - 0.4%
Canadian Solar, Inc. 4.25% 2/15/19 (f)		6,450	6,249
GT Advanced Technologies, Inc.:
3% 10/1/17		13,510	30,398
3% 12/15/20		1,110	1,762
			38,409
Software - 0.2%
TiVo, Inc. 4% 3/15/16 (f)		12,450	15,703
TOTAL INFORMATION TECHNOLOGY			79,109
MATERIALS - 0.2%
Metals & Mining - 0.2%
Allegheny Technologies, Inc. 4.25% 6/1/14		1,000	1,017
Goldcorp, Inc. 2% 8/1/14		12,110	12,143
Newmont Mining Corp. 1.25% 7/15/14		7,780	7,790
			20,950
UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Yield, Inc. 3.5% 2/1/19 (f)		9,720	10,328
TOTAL CONVERTIBLE BONDS			332,020
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - 0.2%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ILFC E-Capital Trust I 5.46% 12/21/65 (f)(i)		$ 810	$ 770
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
APX Group, Inc. 8.75% 12/1/20		9,925	10,124
MATERIALS - 0.1%
Metals & Mining - 0.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		5,635	5,691
Walter Energy, Inc. 8.5% 4/15/21		7,720	4,593
			10,284
TOTAL NONCONVERTIBLE BONDS			21,178
TOTAL CORPORATE BONDS (Cost $312,568)			353,198
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $6,128)	EUR	3,990	6,166
Other - 0.3%

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
EQTY ER Holdings, LLC 12% 1/28/18 (k)(l)(m)	22,667	22,667
	Shares
EQTY ER Holdings, LLC (k)(l)(m)	11,333,334	11,671
TOTAL OTHER (Cost $34,000)		34,338
Money Market Funds - 3.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b)	300,219,217	$ 300,219
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	9,505,575	9,506
TOTAL MONEY MARKET FUNDS (Cost $309,725)		309,725
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $8,160,798)		9,918,067
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(65,510)
NET ASSETS - 100%		$ 9,852,557
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options
Baxter International, Inc.	5/17/14 - $77.50	1,000	$ 33	$ (3)
Citigroup, Inc.	7/19/14 - $50.00	1,000	144	(16)
Comcast Corp. Class A	5/17/14 - $52.50	7,000	235	(235)
Exxon Mobil Corp.	5/17/14 - $100.00	6,000	382	(1,571)
IBM Corp.	5/17/14 - $200.00	2,000	579	(150)
Merck & Co., Inc.	5/17/14 - $57.50	3,000	289	(502)
MetLife, Inc.	5/17/14 - $55.00	14,000	492	(305)
Microsoft Corp.	7/19/14 - $42.00	5,000	396	(362)
Stanley Black & Decker, Inc.	7/19/14 - $85.00	3,000	452	(945)
Time Warner, Inc.	5/17/14 - $67.50	3,000	330	(196)
Written Options - continued
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)	Value (000s)
Call Options - continued
Walgreen Co.	5/17/14 - $67.50	2,000	$ 151	$ (299)
Wellpoint, Inc.	5/17/14 - $100.00	1,000	202	(292)
TOTAL WRITTEN OPTIONS			$ 3,685	$ (4,876)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $134,100,000 or 1.4% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $336,470,101.
(i) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(j) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $42,403,000 or 0.4% of net assets.

(l) Investments represent a non-operating interest in oil and gas wells through an entity owned by the Fund that is treated as a corporation for U.S. tax purposes.
(m) Affiliated company
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 7,868
EQTY ER Holdings, LLC 12% 1/28/18	1/29/13	$ 22,667
EQTY ER Holdings, LLC	1/29/13	$ 11,333
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in Thousands)
Fidelity Cash Central Fund	$ 50
Fidelity Securities Lending Cash Central Fund	145
Total	$ 195
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in Thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
EQTY ER Holdings, LLC 12% 1/28/18	$ 22,667	$ -	$ -	$ -	$ 22,667
EQTY ER Holdings, LLC	10,312	-	-	-	11,671
Total	$ 32,979	$ -	$ -	$ -	$ 34,338
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 688,007	$ 688,007	$ -	$ -
Consumer Staples	1,074,412	1,054,542	19,870	-
Energy	1,376,313	1,376,313	-	-
Financials	2,299,426	2,232,925	58,436	8,065
Health Care	816,456	787,027	29,429	-
Industrials	929,873	919,562	10,311	-
Information Technology	1,103,614	1,103,614	-	-
Materials	119,112	119,112	-	-
Telecommunication Services	375,522	336,528	38,994	-
Utilities	431,905	393,335	38,570	-
Corporate Bonds	353,198	-	353,198	-
Preferred Securities	6,166	-	6,166	-
Other/Energy	34,338	-	-	34,338
Money Market Funds	309,725	309,725	-	-
Total Investments in Securities:	$ 9,918,067	$ 9,320,690	$ 554,974	$ 42,403
Derivative Instruments:
Liabilities
Written Options	$ (4,876)	$ (4,876)	$ -	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $8,178,647,000. Net unrealized appreciation aggregated $1,739,420,000, of which $1,886,442,000 related to appreciated investment securities and $147,022,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector Large Cap Value Fund

April 30, 2014

1.800356.110

LCV-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 1.2%
Delphi Automotive PLC	51,100	$ 3,415,524
TRW Automotive Holdings Corp. (a)	52,872	4,248,265
		7,663,789
Media - 2.6%
CBS Corp. Class B	56,500	3,263,440
Liberty Media Corp. Class A (a)	17,300	2,243,983
Omnicom Group, Inc.	39,300	2,659,824
The Walt Disney Co.	32,066	2,544,116
Twenty-First Century Fox, Inc. Class A	181,900	5,824,438
		16,535,801
Multiline Retail - 1.4%
Macy's, Inc.	69,150	3,971,285
Target Corp.	81,034	5,003,850
		8,975,135
Specialty Retail - 0.7%
Staples, Inc.	325,165	4,064,563
TOTAL CONSUMER DISCRETIONARY		37,239,288
CONSUMER STAPLES - 5.6%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	40,900	2,452,773
Food & Staples Retailing - 1.4%
Wal-Mart Stores, Inc.	64,645	5,152,853
Walgreen Co.	54,040	3,669,316
		8,822,169
Food Products - 1.6%
Bunge Ltd.	49,035	3,905,638
Mondelez International, Inc.	73,310	2,613,502
The J.M. Smucker Co.	36,242	3,503,877
		10,023,017
Household Products - 1.7%
Procter & Gamble Co.	128,280	10,589,514
Personal Products - 0.5%
Coty, Inc. Class A	214,400	3,441,120
TOTAL CONSUMER STAPLES		35,328,593
Common Stocks - continued
	Shares	Value
ENERGY - 14.3%
Energy Equipment & Services - 0.7%
National Oilwell Varco, Inc.	58,400	$ 4,586,152
Oil, Gas & Consumable Fuels - 13.6%
Anadarko Petroleum Corp.	89,220	8,834,564
BG Group PLC	167,100	3,379,937
Canadian Natural Resources Ltd.	266,200	10,846,669
Chevron Corp.	109,200	13,706,784
Cimarex Energy Co.	47,800	5,693,936
Imperial Oil Ltd.	104,900	5,122,255
Marathon Petroleum Corp.	88,200	8,198,190
Noble Energy, Inc.	86,060	6,177,387
Occidental Petroleum Corp.	131,678	12,608,169
Suncor Energy, Inc.	266,800	10,291,779
		84,859,670
TOTAL ENERGY		89,445,822
FINANCIALS - 25.5%
Banks - 8.3%
Bank of America Corp.	50,000	757,000
CIT Group, Inc.	125,900	5,419,995
EFG Eurobank Ergasias SA (a)	252,400	143,569
First Citizen Bancshares, Inc.	27,200	6,117,008
PNC Financial Services Group, Inc.	92,100	7,740,084
Popular, Inc. (a)	98,280	3,036,852
Susquehanna Bancshares, Inc.	125,000	1,295,000
U.S. Bancorp	164,100	6,691,998
Wells Fargo & Co.	421,300	20,913,327
		52,114,833
Capital Markets - 2.5%
Fortress Investment Group LLC	90,000	643,500
Goldman Sachs Group, Inc.	45,000	7,191,900
Invesco Ltd.	180,800	6,365,968
SWS Group, Inc. (a)	201,000	1,489,410
		15,690,778
Consumer Finance - 1.5%
Cash America International, Inc.	45,000	1,959,750
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
EZCORP, Inc. (non-vtg.) Class A (a)	192,400	$ 2,006,732
SLM Corp.	199,500	5,137,125
		9,103,607
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	148,457	19,128,684
Interactive Brokers Group, Inc.	320,900	7,669,510
		26,798,194
Insurance - 5.0%
ACE Ltd.	64,500	6,599,640
AFLAC, Inc.	58,450	3,665,984
AMBAC Financial Group, Inc. (a)	75,000	2,263,500
Donegal Group, Inc. Class A	90,500	1,335,780
MetLife, Inc.	122,700	6,423,345
National Western Life Insurance Co. Class A	8,850	2,064,263
Old Republic International Corp.	173,700	2,876,472
StanCorp Financial Group, Inc.	30,500	1,863,550
Torchmark Corp.	56,350	4,491,095
		31,583,629
Real Estate Investment Trusts - 1.2%
Eurobank Properties Real Estate Investment Co.	517,920	5,992,593
Select Income (REIT)	2,500	76,950
WP Carey, Inc.	22,500	1,383,300
		7,452,843
Real Estate Management & Development - 1.4%
Consolidated-Tomoka Land Co.	35,150	1,389,480
Kennedy-Wilson Holdings, Inc. (a)	345,500	7,545,720
		8,935,200
Thrifts & Mortgage Finance - 1.3%
Beneficial Mutual Bancorp, Inc. (a)	215,000	2,803,600
Meridian Interstate Bancorp, Inc. (a)	210,000	5,306,700
		8,110,300
TOTAL FINANCIALS		159,789,384
HEALTH CARE - 13.8%
Biotechnology - 0.3%
Amgen, Inc.	16,900	1,888,575
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	85,900	$ 3,327,766
St. Jude Medical, Inc.	57,600	3,655,872
		6,983,638
Health Care Providers & Services - 2.6%
HCA Holdings, Inc. (a)	99,200	5,158,400
UnitedHealth Group, Inc.	123,000	9,229,920
WellPoint, Inc.	17,101	1,721,729
		16,110,049
Pharmaceuticals - 9.8%
AbbVie, Inc.	53,100	2,765,448
Actavis PLC (a)	25,800	5,271,714
Endo International PLC (a)(d)	52,900	3,329,791
GlaxoSmithKline PLC sponsored ADR	39,300	2,176,041
Jazz Pharmaceuticals PLC (a)	46,700	6,299,830
Johnson & Johnson	132,700	13,441,183
Merck & Co., Inc.	235,600	13,796,736
Pfizer, Inc.	260,300	8,142,184
Teva Pharmaceutical Industries Ltd. sponsored ADR	67,200	3,283,392
Valeant Pharmaceuticals International (Canada) (a)	24,000	3,209,416
		61,715,735
TOTAL HEALTH CARE		86,697,997
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.6%
Textron, Inc.	91,000	3,721,900
Air Freight & Logistics - 1.3%
FedEx Corp.	58,600	7,984,250
Construction & Engineering - 2.1%
AECOM Technology Corp. (a)	194,600	6,308,932
URS Corp.	143,100	6,742,872
		13,051,804
Electrical Equipment - 0.8%
Babcock & Wilcox Co.	149,800	5,211,542
Industrial Conglomerates - 2.9%
General Electric Co.	670,100	18,018,989
Machinery - 0.7%
Caterpillar, Inc.	32,300	3,404,420
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	650	$ 60,671
Stanley Black & Decker, Inc.	8,900	764,421
		4,229,512
Road & Rail - 0.6%
CSX Corp.	147,600	4,165,272
TOTAL INDUSTRIALS		56,383,269
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.8%
Cisco Systems, Inc.	479,500	11,081,245
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	125,048	2,158,328
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Corp. Class A	264,700	8,155,407
Samsung Electronics Co. Ltd.	3,925	5,102,389
		13,257,796
Software - 1.2%
Oracle Corp.	120,700	4,934,216
Symantec Corp.	137,100	2,780,388
		7,714,604
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	18,450	10,887,161
EMC Corp.	292,200	7,538,760
		18,425,921
TOTAL INFORMATION TECHNOLOGY		52,637,894
MATERIALS - 2.4%
Chemicals - 2.0%
Agrium, Inc.	14,100	1,354,233
Axiall Corp.	48,400	2,255,440
Celanese Corp. Class A	36,300	2,229,909
Eastman Chemical Co.	46,300	4,035,971
LyondellBasell Industries NV Class A	29,520	2,730,600
		12,606,153
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	66,700	$ 2,292,479
TOTAL MATERIALS		14,898,632
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	229,900	8,207,430
CenturyLink, Inc.	100,914	3,522,908
Frontier Communications Corp. (d)	223,500	1,329,825
		13,060,163
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. (a)(d)	367,400	315,927
TOTAL TELECOMMUNICATION SERVICES		13,376,090
UTILITIES - 6.3%
Electric Utilities - 3.4%
Edison International	86,400	4,886,784
Exelon Corp.	110,900	3,884,827
ITC Holdings Corp.	101,500	3,752,455
NextEra Energy, Inc.	58,410	5,832,239
Xcel Energy, Inc.	97,100	3,094,577
		21,450,882
Gas Utilities - 0.8%
Atmos Energy Corp.	56,600	2,888,864
National Fuel Gas Co.	29,900	2,201,836
		5,090,700
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (a)	96,000	2,731,200
Multi-Utilities - 1.6%
CMS Energy Corp.	65,900	1,997,429
NiSource, Inc.	105,700	3,839,024
Sempra Energy	41,250	4,067,663
		9,904,116
TOTAL UTILITIES		39,176,898
TOTAL COMMON STOCKS (Cost $492,719,673)		584,973,867
Nonconvertible Preferred Stocks - 1.4%
	Shares	Value
FINANCIALS - 1.4%
Banks - 0.4%
Itau Unibanco Holding SA sponsored ADR	142,580	$ 2,332,609
Real Estate Investment Trusts - 1.0%
Equity Lifestyle Properties, Inc. Series C, 6.75%	243,866	6,252,724
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,733,685)		8,585,333
U.S. Treasury Obligations - 0.1%
		Principal Amount (h)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 5/1/14 to 7/17/14 (g) (Cost $479,981)		$ 480,000	479,989
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $353,224)	EUR	230,000	355,239
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	33,347,069	33,347,069
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,897,225	1,897,225
TOTAL MONEY MARKET FUNDS (Cost $35,244,294)		35,244,294
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $537,530,857)		629,638,722
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,630,459)
NET ASSETS - 100%		$ 627,008,263
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
90 ICE Russell 1000 Value Index Contracts (United States)	June 2014	$ 8,594,100	$ 78,916

The face value of futures purchased as a percentage of net assets is 1.4%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $355,239 or 0.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $194,994.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,665
Fidelity Securities Lending Cash Central Fund	9,712
Total	$ 16,377
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 37,239,288	$ 37,239,288	$ -	$ -
Consumer Staples	35,328,593	35,328,593	-	-
Energy	89,445,822	89,445,822	-	-
Financials	168,374,717	168,374,717	-	-
Health Care	86,697,997	86,697,997	-	-
Industrials	56,383,269	56,383,269	-	-
Information Technology	52,637,894	52,637,894	-	-
Materials	14,898,632	14,898,632	-	-
Telecommunication Services	13,376,090	13,376,090	-	-
Utilities	39,176,898	39,176,898	-	-
U.S. Government and Government Agency Obligations	479,989	-	479,989	-
Preferred Securities	355,239	-	355,239	-
Money Market Funds	35,244,294	35,244,294	-	-
Total Investments in Securities:	$ 629,638,722	$ 628,803,494	$ 835,228	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 78,916	$ 78,916	$ -	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $543,444,348. Net unrealized appreciation aggregated $86,194,374, of which $109,543,051 related to appreciated investment securities and $23,348,677 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Value Fund

April 30, 2014

1.800359.110

MCV-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.8%
Delphi Automotive PLC	101,700	$ 6,797,628
Tenneco, Inc. (a)	127,700	7,645,399
		14,443,027
Hotels, Restaurants & Leisure - 1.1%
Wyndham Worldwide Corp.	253,200	18,063,288
Household Durables - 0.9%
Whirlpool Corp.	98,500	15,107,930
Multiline Retail - 2.2%
Big Lots, Inc. (a)	360,278	14,230,981
Dillard's, Inc. Class A	55,800	5,464,494
Macy's, Inc.	297,300	17,073,939
		36,769,414
Specialty Retail - 3.0%
AutoZone, Inc. (a)	30,100	16,070,089
Bed Bath & Beyond, Inc. (a)	229,400	14,252,622
GameStop Corp. Class A	281,200	11,158,016
Staples, Inc.	788,500	9,856,250
		51,336,977
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	72,400	3,232,660
TOTAL CONSUMER DISCRETIONARY		138,953,296
CONSUMER STAPLES - 3.2%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	222,000	13,313,340
Food & Staples Retailing - 1.1%
Kroger Co.	394,000	18,139,760
Food Products - 1.3%
Bunge Ltd.	189,400	15,085,710
The J.M. Smucker Co.	71,400	6,902,952
		21,988,662
TOTAL CONSUMER STAPLES		53,441,762
Common Stocks - continued
	Shares	Value
ENERGY - 6.3%
Energy Equipment & Services - 1.8%
Ensco PLC Class A	292,600	$ 14,761,670
National Oilwell Varco, Inc.	194,700	15,289,791
		30,051,461
Oil, Gas & Consumable Fuels - 4.5%
Canadian Natural Resources Ltd.	429,100	17,484,244
Cimarex Energy Co.	153,300	18,261,096
Energen Corp.	144,000	11,219,040
Tesoro Corp.	231,300	13,019,877
Valero Energy Corp.	87,400	4,996,658
Whiting Petroleum Corp. (a)	156,700	11,551,924
		76,532,839
TOTAL ENERGY		106,584,300
FINANCIALS - 31.6%
Banks - 6.6%
BB&T Corp.	430,800	16,081,764
Fifth Third Bancorp	869,257	17,915,387
Huntington Bancshares, Inc.	1,282,300	11,745,868
M&T Bank Corp. (d)	207,700	25,341,477
SunTrust Banks, Inc.	583,100	22,309,406
U.S. Bancorp	414,400	16,899,232
		110,293,134
Capital Markets - 5.7%
Apollo Global Management LLC Class A	339,100	9,199,783
Carlyle Group LP	119,000	3,817,520
E*TRADE Financial Corp. (a)	9,200	206,540
Fortress Investment Group LLC	1,955,400	13,981,110
Invesco Ltd.	580,200	20,428,842
KKR & Co. LP	749,900	17,030,229
Raymond James Financial, Inc.	244,100	12,131,770
The Blackstone Group LP	674,100	19,906,173
		96,701,967
Consumer Finance - 3.4%
Capital One Financial Corp.	410,200	30,313,780
SLM Corp.	1,044,700	26,901,025
		57,214,805
Diversified Financial Services - 0.4%
The NASDAQ OMX Group, Inc.	180,100	6,645,690
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 10.0%
ACE Ltd.	198,200	$ 20,279,824
Allied World Assurance Co. Holdings Ltd.	107,100	11,533,599
Allstate Corp.	536,300	30,542,285
Amtrust Financial Services, Inc. (d)	481,800	18,631,206
Arthur J. Gallagher & Co.	189,800	8,544,796
Brown & Brown, Inc.	320,200	9,535,556
Everest Re Group Ltd.	112,900	17,841,587
Fidelity National Financial, Inc. Class A	626,300	20,154,334
Hartford Financial Services Group, Inc.	587,800	21,084,386
MetLife, Inc.	179,900	9,417,765
Symetra Financial Corp.	84,049	1,736,452
		169,301,790
Real Estate Investment Trusts - 5.5%
American Capital Agency Corp.	954,300	21,672,153
CBL & Associates Properties, Inc.	625,900	11,372,603
Equity Lifestyle Properties, Inc.	494,000	20,683,780
MFA Financial, Inc.	1,276,500	10,122,645
NorthStar Realty Finance Corp.	854,300	13,685,886
Pennsylvania Real Estate Investment Trust (SBI)	60,595	1,002,847
RLJ Lodging Trust	544,500	14,521,815
		93,061,729
TOTAL FINANCIALS		533,219,115
HEALTH CARE - 9.3%
Biotechnology - 1.0%
United Therapeutics Corp. (a)	165,700	16,571,657
Health Care Equipment & Supplies - 1.0%
C.R. Bard, Inc.	95,400	13,101,282
CareFusion Corp. (a)	120,800	4,718,448
		17,819,730
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	278,600	19,365,486
Cigna Corp.	318,900	25,524,756
DaVita HealthCare Partners, Inc. (a)	221,600	15,356,880
HCA Holdings, Inc. (a)	308,900	16,062,800
Omnicare, Inc.	255,700	15,155,339
		91,465,261
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.9%
Actavis PLC (a)	114,300	$ 23,354,919
Teva Pharmaceutical Industries Ltd. sponsored ADR	171,900	8,399,034
		31,753,953
TOTAL HEALTH CARE		157,610,601
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.0%
Esterline Technologies Corp. (a)	128,700	14,030,874
Meggitt PLC	2,428,000	19,542,008
		33,572,882
Airlines - 0.8%
American Airlines Group, Inc.	362,700	12,719,889
Commercial Services & Supplies - 0.4%
Tetra Tech, Inc.	261,685	7,502,509
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	496,300	16,090,046
Electrical Equipment - 1.3%
EnerSys	231,300	15,631,254
Rockwell Automation, Inc.	51,000	6,078,180
		21,709,434
Machinery - 3.2%
Cummins, Inc.	112,700	17,000,795
Parker Hannifin Corp.	184,200	23,371,296
Valmont Industries, Inc.	91,511	13,626,903
		53,998,994
Professional Services - 1.4%
Dun & Bradstreet Corp.	208,000	23,038,080
Trading Companies & Distributors - 1.0%
MRC Global, Inc. (a)	87,400	2,551,206
WESCO International, Inc. (a)	161,900	14,211,582
		16,762,788
TOTAL INDUSTRIALS		185,394,622
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.1%
Plantronics, Inc.	38,700	1,686,159
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	190,500	$ 10,810,875
TE Connectivity Ltd.	140,400	8,280,792
		19,091,667
IT Services - 2.7%
Amdocs Ltd.	421,500	19,612,395
EVERTEC, Inc.	136,000	3,201,440
Total System Services, Inc.	751,800	23,884,686
		46,698,521
Semiconductors & Semiconductor Equipment - 1.4%
Avago Technologies Ltd.	37,900	2,406,650
Broadcom Corp. Class A	281,300	8,666,853
Maxim Integrated Products, Inc.	75,300	2,442,732
Skyworks Solutions, Inc.	239,900	9,847,895
		23,364,130
Software - 3.1%
CA Technologies, Inc.	420,900	12,685,926
Check Point Software Technologies Ltd. (a)	99,900	6,399,594
Symantec Corp.	740,300	15,013,284
Synopsys, Inc. (a)	480,000	18,057,600
		52,156,404
Technology Hardware, Storage & Peripherals - 2.8%
EMC Corp.	601,600	15,521,280
SanDisk Corp.	225,300	19,143,741
Western Digital Corp.	137,200	12,091,436
		46,756,457
TOTAL INFORMATION TECHNOLOGY		189,753,338
MATERIALS - 6.4%
Chemicals - 4.2%
Agrium, Inc. (d)	106,300	10,209,572
Axiall Corp.	213,800	9,963,080
Cabot Corp.	185,900	10,745,020
CF Industries Holdings, Inc.	104,100	25,522,197
LyondellBasell Industries NV Class A	147,500	13,643,750
Westlake Chemical Corp.	15,427	1,098,402
		71,182,021
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.4%
Crown Holdings, Inc. (a)	198,400	$ 9,358,528
Graphic Packaging Holding Co. (a)	1,376,300	14,120,838
		23,479,366
Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	189,600	13,427,472
TOTAL MATERIALS		108,088,859
UTILITIES - 11.1%
Electric Utilities - 5.8%
American Electric Power Co., Inc.	312,200	16,799,482
Edison International	455,700	25,774,392
Great Plains Energy, Inc.	592,000	15,883,360
IDACORP, Inc.	262,200	14,719,908
Pinnacle West Capital Corp.	154,800	8,661,060
Xcel Energy, Inc.	480,200	15,303,974
		97,142,176
Gas Utilities - 0.4%
Atmos Energy Corp.	140,500	7,171,120
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	476,200	6,881,090
Multi-Utilities - 4.5%
Ameren Corp.	427,400	17,655,894
CMS Energy Corp.	777,800	23,575,118
DTE Energy Co.	312,800	24,442,192
NiSource, Inc.	298,200	10,830,624
		76,503,828
TOTAL UTILITIES		187,698,214
TOTAL COMMON STOCKS (Cost $1,447,071,775)		1,660,744,107
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	31,739,024	$ 31,739,024
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	31,347,225	31,347,225
TOTAL MONEY MARKET FUNDS (Cost $63,086,249)		63,086,249
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,510,158,024)		1,723,830,356
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(34,130,296)
NET ASSETS - 100%		$ 1,689,700,060
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,461
Fidelity Securities Lending Cash Central Fund	116,067
Total	$ 121,528
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $1,511,952,942. Net unrealized appreciation aggregated $211,877,414, of which $228,728,428 related to appreciated investment securities and $16,851,014 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Stock Selector Large Cap Value Fund

Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Stock Selector Large Cap Value Fund

1.847928.107

ALCV-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.3%
	Shares	Value
CONSUMER DISCRETIONARY - 5.9%
Auto Components - 1.2%
Delphi Automotive PLC	51,100	$ 3,415,524
TRW Automotive Holdings Corp. (a)	52,872	4,248,265
		7,663,789
Media - 2.6%
CBS Corp. Class B	56,500	3,263,440
Liberty Media Corp. Class A (a)	17,300	2,243,983
Omnicom Group, Inc.	39,300	2,659,824
The Walt Disney Co.	32,066	2,544,116
Twenty-First Century Fox, Inc. Class A	181,900	5,824,438
		16,535,801
Multiline Retail - 1.4%
Macy's, Inc.	69,150	3,971,285
Target Corp.	81,034	5,003,850
		8,975,135
Specialty Retail - 0.7%
Staples, Inc.	325,165	4,064,563
TOTAL CONSUMER DISCRETIONARY		37,239,288
CONSUMER STAPLES - 5.6%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	40,900	2,452,773
Food & Staples Retailing - 1.4%
Wal-Mart Stores, Inc.	64,645	5,152,853
Walgreen Co.	54,040	3,669,316
		8,822,169
Food Products - 1.6%
Bunge Ltd.	49,035	3,905,638
Mondelez International, Inc.	73,310	2,613,502
The J.M. Smucker Co.	36,242	3,503,877
		10,023,017
Household Products - 1.7%
Procter & Gamble Co.	128,280	10,589,514
Personal Products - 0.5%
Coty, Inc. Class A	214,400	3,441,120
TOTAL CONSUMER STAPLES		35,328,593
Common Stocks - continued
	Shares	Value
ENERGY - 14.3%
Energy Equipment & Services - 0.7%
National Oilwell Varco, Inc.	58,400	$ 4,586,152
Oil, Gas & Consumable Fuels - 13.6%
Anadarko Petroleum Corp.	89,220	8,834,564
BG Group PLC	167,100	3,379,937
Canadian Natural Resources Ltd.	266,200	10,846,669
Chevron Corp.	109,200	13,706,784
Cimarex Energy Co.	47,800	5,693,936
Imperial Oil Ltd.	104,900	5,122,255
Marathon Petroleum Corp.	88,200	8,198,190
Noble Energy, Inc.	86,060	6,177,387
Occidental Petroleum Corp.	131,678	12,608,169
Suncor Energy, Inc.	266,800	10,291,779
		84,859,670
TOTAL ENERGY		89,445,822
FINANCIALS - 25.5%
Banks - 8.3%
Bank of America Corp.	50,000	757,000
CIT Group, Inc.	125,900	5,419,995
EFG Eurobank Ergasias SA (a)	252,400	143,569
First Citizen Bancshares, Inc.	27,200	6,117,008
PNC Financial Services Group, Inc.	92,100	7,740,084
Popular, Inc. (a)	98,280	3,036,852
Susquehanna Bancshares, Inc.	125,000	1,295,000
U.S. Bancorp	164,100	6,691,998
Wells Fargo & Co.	421,300	20,913,327
		52,114,833
Capital Markets - 2.5%
Fortress Investment Group LLC	90,000	643,500
Goldman Sachs Group, Inc.	45,000	7,191,900
Invesco Ltd.	180,800	6,365,968
SWS Group, Inc. (a)	201,000	1,489,410
		15,690,778
Consumer Finance - 1.5%
Cash America International, Inc.	45,000	1,959,750
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
EZCORP, Inc. (non-vtg.) Class A (a)	192,400	$ 2,006,732
SLM Corp.	199,500	5,137,125
		9,103,607
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	148,457	19,128,684
Interactive Brokers Group, Inc.	320,900	7,669,510
		26,798,194
Insurance - 5.0%
ACE Ltd.	64,500	6,599,640
AFLAC, Inc.	58,450	3,665,984
AMBAC Financial Group, Inc. (a)	75,000	2,263,500
Donegal Group, Inc. Class A	90,500	1,335,780
MetLife, Inc.	122,700	6,423,345
National Western Life Insurance Co. Class A	8,850	2,064,263
Old Republic International Corp.	173,700	2,876,472
StanCorp Financial Group, Inc.	30,500	1,863,550
Torchmark Corp.	56,350	4,491,095
		31,583,629
Real Estate Investment Trusts - 1.2%
Eurobank Properties Real Estate Investment Co.	517,920	5,992,593
Select Income (REIT)	2,500	76,950
WP Carey, Inc.	22,500	1,383,300
		7,452,843
Real Estate Management & Development - 1.4%
Consolidated-Tomoka Land Co.	35,150	1,389,480
Kennedy-Wilson Holdings, Inc. (a)	345,500	7,545,720
		8,935,200
Thrifts & Mortgage Finance - 1.3%
Beneficial Mutual Bancorp, Inc. (a)	215,000	2,803,600
Meridian Interstate Bancorp, Inc. (a)	210,000	5,306,700
		8,110,300
TOTAL FINANCIALS		159,789,384
HEALTH CARE - 13.8%
Biotechnology - 0.3%
Amgen, Inc.	16,900	1,888,575
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.1%
Abbott Laboratories	85,900	$ 3,327,766
St. Jude Medical, Inc.	57,600	3,655,872
		6,983,638
Health Care Providers & Services - 2.6%
HCA Holdings, Inc. (a)	99,200	5,158,400
UnitedHealth Group, Inc.	123,000	9,229,920
WellPoint, Inc.	17,101	1,721,729
		16,110,049
Pharmaceuticals - 9.8%
AbbVie, Inc.	53,100	2,765,448
Actavis PLC (a)	25,800	5,271,714
Endo International PLC (a)(d)	52,900	3,329,791
GlaxoSmithKline PLC sponsored ADR	39,300	2,176,041
Jazz Pharmaceuticals PLC (a)	46,700	6,299,830
Johnson & Johnson	132,700	13,441,183
Merck & Co., Inc.	235,600	13,796,736
Pfizer, Inc.	260,300	8,142,184
Teva Pharmaceutical Industries Ltd. sponsored ADR	67,200	3,283,392
Valeant Pharmaceuticals International (Canada) (a)	24,000	3,209,416
		61,715,735
TOTAL HEALTH CARE		86,697,997
INDUSTRIALS - 9.0%
Aerospace & Defense - 0.6%
Textron, Inc.	91,000	3,721,900
Air Freight & Logistics - 1.3%
FedEx Corp.	58,600	7,984,250
Construction & Engineering - 2.1%
AECOM Technology Corp. (a)	194,600	6,308,932
URS Corp.	143,100	6,742,872
		13,051,804
Electrical Equipment - 0.8%
Babcock & Wilcox Co.	149,800	5,211,542
Industrial Conglomerates - 2.9%
General Electric Co.	670,100	18,018,989
Machinery - 0.7%
Caterpillar, Inc.	32,300	3,404,420
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	650	$ 60,671
Stanley Black & Decker, Inc.	8,900	764,421
		4,229,512
Road & Rail - 0.6%
CSX Corp.	147,600	4,165,272
TOTAL INDUSTRIALS		56,383,269
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 1.8%
Cisco Systems, Inc.	479,500	11,081,245
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	125,048	2,158,328
Semiconductors & Semiconductor Equipment - 2.1%
Broadcom Corp. Class A	264,700	8,155,407
Samsung Electronics Co. Ltd.	3,925	5,102,389
		13,257,796
Software - 1.2%
Oracle Corp.	120,700	4,934,216
Symantec Corp.	137,100	2,780,388
		7,714,604
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	18,450	10,887,161
EMC Corp.	292,200	7,538,760
		18,425,921
TOTAL INFORMATION TECHNOLOGY		52,637,894
MATERIALS - 2.4%
Chemicals - 2.0%
Agrium, Inc.	14,100	1,354,233
Axiall Corp.	48,400	2,255,440
Celanese Corp. Class A	36,300	2,229,909
Eastman Chemical Co.	46,300	4,035,971
LyondellBasell Industries NV Class A	29,520	2,730,600
		12,606,153
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc.	66,700	$ 2,292,479
TOTAL MATERIALS		14,898,632
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	229,900	8,207,430
CenturyLink, Inc.	100,914	3,522,908
Frontier Communications Corp. (d)	223,500	1,329,825
		13,060,163
Wireless Telecommunication Services - 0.0%
NII Holdings, Inc. (a)(d)	367,400	315,927
TOTAL TELECOMMUNICATION SERVICES		13,376,090
UTILITIES - 6.3%
Electric Utilities - 3.4%
Edison International	86,400	4,886,784
Exelon Corp.	110,900	3,884,827
ITC Holdings Corp.	101,500	3,752,455
NextEra Energy, Inc.	58,410	5,832,239
Xcel Energy, Inc.	97,100	3,094,577
		21,450,882
Gas Utilities - 0.8%
Atmos Energy Corp.	56,600	2,888,864
National Fuel Gas Co.	29,900	2,201,836
		5,090,700
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (a)	96,000	2,731,200
Multi-Utilities - 1.6%
CMS Energy Corp.	65,900	1,997,429
NiSource, Inc.	105,700	3,839,024
Sempra Energy	41,250	4,067,663
		9,904,116
TOTAL UTILITIES		39,176,898
TOTAL COMMON STOCKS (Cost $492,719,673)		584,973,867
Nonconvertible Preferred Stocks - 1.4%
	Shares	Value
FINANCIALS - 1.4%
Banks - 0.4%
Itau Unibanco Holding SA sponsored ADR	142,580	$ 2,332,609
Real Estate Investment Trusts - 1.0%
Equity Lifestyle Properties, Inc. Series C, 6.75%	243,866	6,252,724
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $8,733,685)		8,585,333
U.S. Treasury Obligations - 0.1%
		Principal Amount (h)
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.05% 5/1/14 to 7/17/14 (g) (Cost $479,981)		$ 480,000	479,989
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $353,224)	EUR	230,000	355,239
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b)	33,347,069	33,347,069
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	1,897,225	1,897,225
TOTAL MONEY MARKET FUNDS (Cost $35,244,294)		35,244,294
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $537,530,857)		629,638,722
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(2,630,459)
NET ASSETS - 100%		$ 627,008,263
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
90 ICE Russell 1000 Value Index Contracts (United States)	June 2014	$ 8,594,100	$ 78,916

The face value of futures purchased as a percentage of net assets is 1.4%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $355,239 or 0.0% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $194,994.
(h) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,665
Fidelity Securities Lending Cash Central Fund	9,712
Total	$ 16,377
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 37,239,288	$ 37,239,288	$ -	$ -
Consumer Staples	35,328,593	35,328,593	-	-
Energy	89,445,822	89,445,822	-	-
Financials	168,374,717	168,374,717	-	-
Health Care	86,697,997	86,697,997	-	-
Industrials	56,383,269	56,383,269	-	-
Information Technology	52,637,894	52,637,894	-	-
Materials	14,898,632	14,898,632	-	-
Telecommunication Services	13,376,090	13,376,090	-	-
Utilities	39,176,898	39,176,898	-	-
U.S. Government and Government Agency Obligations	479,989	-	479,989	-
Preferred Securities	355,239	-	355,239	-
Money Market Funds	35,244,294	35,244,294	-	-
Total Investments in Securities:	$ 629,638,722	$ 628,803,494	$ 835,228	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 78,916	$ 78,916	$ -	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $543,444,348. Net unrealized appreciation aggregated $86,194,374, of which $109,543,051 related to appreciated investment securities and $23,348,677 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® Mid Cap Value Fund

1.847930.107

AMCV-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Auto Components - 0.8%
Delphi Automotive PLC	101,700	$ 6,797,628
Tenneco, Inc. (a)	127,700	7,645,399
		14,443,027
Hotels, Restaurants & Leisure - 1.1%
Wyndham Worldwide Corp.	253,200	18,063,288
Household Durables - 0.9%
Whirlpool Corp.	98,500	15,107,930
Multiline Retail - 2.2%
Big Lots, Inc. (a)	360,278	14,230,981
Dillard's, Inc. Class A	55,800	5,464,494
Macy's, Inc.	297,300	17,073,939
		36,769,414
Specialty Retail - 3.0%
AutoZone, Inc. (a)	30,100	16,070,089
Bed Bath & Beyond, Inc. (a)	229,400	14,252,622
GameStop Corp. Class A	281,200	11,158,016
Staples, Inc.	788,500	9,856,250
		51,336,977
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	72,400	3,232,660
TOTAL CONSUMER DISCRETIONARY		138,953,296
CONSUMER STAPLES - 3.2%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	222,000	13,313,340
Food & Staples Retailing - 1.1%
Kroger Co.	394,000	18,139,760
Food Products - 1.3%
Bunge Ltd.	189,400	15,085,710
The J.M. Smucker Co.	71,400	6,902,952
		21,988,662
TOTAL CONSUMER STAPLES		53,441,762
Common Stocks - continued
	Shares	Value
ENERGY - 6.3%
Energy Equipment & Services - 1.8%
Ensco PLC Class A	292,600	$ 14,761,670
National Oilwell Varco, Inc.	194,700	15,289,791
		30,051,461
Oil, Gas & Consumable Fuels - 4.5%
Canadian Natural Resources Ltd.	429,100	17,484,244
Cimarex Energy Co.	153,300	18,261,096
Energen Corp.	144,000	11,219,040
Tesoro Corp.	231,300	13,019,877
Valero Energy Corp.	87,400	4,996,658
Whiting Petroleum Corp. (a)	156,700	11,551,924
		76,532,839
TOTAL ENERGY		106,584,300
FINANCIALS - 31.6%
Banks - 6.6%
BB&T Corp.	430,800	16,081,764
Fifth Third Bancorp	869,257	17,915,387
Huntington Bancshares, Inc.	1,282,300	11,745,868
M&T Bank Corp. (d)	207,700	25,341,477
SunTrust Banks, Inc.	583,100	22,309,406
U.S. Bancorp	414,400	16,899,232
		110,293,134
Capital Markets - 5.7%
Apollo Global Management LLC Class A	339,100	9,199,783
Carlyle Group LP	119,000	3,817,520
E*TRADE Financial Corp. (a)	9,200	206,540
Fortress Investment Group LLC	1,955,400	13,981,110
Invesco Ltd.	580,200	20,428,842
KKR & Co. LP	749,900	17,030,229
Raymond James Financial, Inc.	244,100	12,131,770
The Blackstone Group LP	674,100	19,906,173
		96,701,967
Consumer Finance - 3.4%
Capital One Financial Corp.	410,200	30,313,780
SLM Corp.	1,044,700	26,901,025
		57,214,805
Diversified Financial Services - 0.4%
The NASDAQ OMX Group, Inc.	180,100	6,645,690
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 10.0%
ACE Ltd.	198,200	$ 20,279,824
Allied World Assurance Co. Holdings Ltd.	107,100	11,533,599
Allstate Corp.	536,300	30,542,285
Amtrust Financial Services, Inc. (d)	481,800	18,631,206
Arthur J. Gallagher & Co.	189,800	8,544,796
Brown & Brown, Inc.	320,200	9,535,556
Everest Re Group Ltd.	112,900	17,841,587
Fidelity National Financial, Inc. Class A	626,300	20,154,334
Hartford Financial Services Group, Inc.	587,800	21,084,386
MetLife, Inc.	179,900	9,417,765
Symetra Financial Corp.	84,049	1,736,452
		169,301,790
Real Estate Investment Trusts - 5.5%
American Capital Agency Corp.	954,300	21,672,153
CBL & Associates Properties, Inc.	625,900	11,372,603
Equity Lifestyle Properties, Inc.	494,000	20,683,780
MFA Financial, Inc.	1,276,500	10,122,645
NorthStar Realty Finance Corp.	854,300	13,685,886
Pennsylvania Real Estate Investment Trust (SBI)	60,595	1,002,847
RLJ Lodging Trust	544,500	14,521,815
		93,061,729
TOTAL FINANCIALS		533,219,115
HEALTH CARE - 9.3%
Biotechnology - 1.0%
United Therapeutics Corp. (a)	165,700	16,571,657
Health Care Equipment & Supplies - 1.0%
C.R. Bard, Inc.	95,400	13,101,282
CareFusion Corp. (a)	120,800	4,718,448
		17,819,730
Health Care Providers & Services - 5.4%
Cardinal Health, Inc.	278,600	19,365,486
Cigna Corp.	318,900	25,524,756
DaVita HealthCare Partners, Inc. (a)	221,600	15,356,880
HCA Holdings, Inc. (a)	308,900	16,062,800
Omnicare, Inc.	255,700	15,155,339
		91,465,261
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 1.9%
Actavis PLC (a)	114,300	$ 23,354,919
Teva Pharmaceutical Industries Ltd. sponsored ADR	171,900	8,399,034
		31,753,953
TOTAL HEALTH CARE		157,610,601
INDUSTRIALS - 11.0%
Aerospace & Defense - 2.0%
Esterline Technologies Corp. (a)	128,700	14,030,874
Meggitt PLC	2,428,000	19,542,008
		33,572,882
Airlines - 0.8%
American Airlines Group, Inc.	362,700	12,719,889
Commercial Services & Supplies - 0.4%
Tetra Tech, Inc.	261,685	7,502,509
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	496,300	16,090,046
Electrical Equipment - 1.3%
EnerSys	231,300	15,631,254
Rockwell Automation, Inc.	51,000	6,078,180
		21,709,434
Machinery - 3.2%
Cummins, Inc.	112,700	17,000,795
Parker Hannifin Corp.	184,200	23,371,296
Valmont Industries, Inc.	91,511	13,626,903
		53,998,994
Professional Services - 1.4%
Dun & Bradstreet Corp.	208,000	23,038,080
Trading Companies & Distributors - 1.0%
MRC Global, Inc. (a)	87,400	2,551,206
WESCO International, Inc. (a)	161,900	14,211,582
		16,762,788
TOTAL INDUSTRIALS		185,394,622
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 0.1%
Plantronics, Inc.	38,700	1,686,159
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.1%
Arrow Electronics, Inc. (a)	190,500	$ 10,810,875
TE Connectivity Ltd.	140,400	8,280,792
		19,091,667
IT Services - 2.7%
Amdocs Ltd.	421,500	19,612,395
EVERTEC, Inc.	136,000	3,201,440
Total System Services, Inc.	751,800	23,884,686
		46,698,521
Semiconductors & Semiconductor Equipment - 1.4%
Avago Technologies Ltd.	37,900	2,406,650
Broadcom Corp. Class A	281,300	8,666,853
Maxim Integrated Products, Inc.	75,300	2,442,732
Skyworks Solutions, Inc.	239,900	9,847,895
		23,364,130
Software - 3.1%
CA Technologies, Inc.	420,900	12,685,926
Check Point Software Technologies Ltd. (a)	99,900	6,399,594
Symantec Corp.	740,300	15,013,284
Synopsys, Inc. (a)	480,000	18,057,600
		52,156,404
Technology Hardware, Storage & Peripherals - 2.8%
EMC Corp.	601,600	15,521,280
SanDisk Corp.	225,300	19,143,741
Western Digital Corp.	137,200	12,091,436
		46,756,457
TOTAL INFORMATION TECHNOLOGY		189,753,338
MATERIALS - 6.4%
Chemicals - 4.2%
Agrium, Inc. (d)	106,300	10,209,572
Axiall Corp.	213,800	9,963,080
Cabot Corp.	185,900	10,745,020
CF Industries Holdings, Inc.	104,100	25,522,197
LyondellBasell Industries NV Class A	147,500	13,643,750
Westlake Chemical Corp.	15,427	1,098,402
		71,182,021
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.4%
Crown Holdings, Inc. (a)	198,400	$ 9,358,528
Graphic Packaging Holding Co. (a)	1,376,300	14,120,838
		23,479,366
Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	189,600	13,427,472
TOTAL MATERIALS		108,088,859
UTILITIES - 11.1%
Electric Utilities - 5.8%
American Electric Power Co., Inc.	312,200	16,799,482
Edison International	455,700	25,774,392
Great Plains Energy, Inc.	592,000	15,883,360
IDACORP, Inc.	262,200	14,719,908
Pinnacle West Capital Corp.	154,800	8,661,060
Xcel Energy, Inc.	480,200	15,303,974
		97,142,176
Gas Utilities - 0.4%
Atmos Energy Corp.	140,500	7,171,120
Independent Power Producers & Energy Traders - 0.4%
The AES Corp.	476,200	6,881,090
Multi-Utilities - 4.5%
Ameren Corp.	427,400	17,655,894
CMS Energy Corp.	777,800	23,575,118
DTE Energy Co.	312,800	24,442,192
NiSource, Inc.	298,200	10,830,624
		76,503,828
TOTAL UTILITIES		187,698,214
TOTAL COMMON STOCKS (Cost $1,447,071,775)		1,660,744,107
Money Market Funds - 3.7%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	31,739,024	$ 31,739,024
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	31,347,225	31,347,225
TOTAL MONEY MARKET FUNDS (Cost $63,086,249)		63,086,249
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,510,158,024)		1,723,830,356
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(34,130,296)
NET ASSETS - 100%		$ 1,689,700,060
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,461
Fidelity Securities Lending Cash Central Fund	116,067
Total	$ 121,528
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $1,511,952,942. Net unrealized appreciation aggregated $211,877,414, of which $228,728,428 related to appreciated investment securities and $16,851,014 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series All-Sector
Equity Fund

April 30, 2014

1.884782.102

ASE-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 12.7%
Automobiles - 0.1%
Tesla Motors, Inc. (a)(d)	73,600	$ 15,300,704
Hotels, Restaurants & Leisure - 3.2%
Marriott International, Inc. Class A	836,000	48,429,480
McDonald's Corp.	1,077,500	109,236,950
Panera Bread Co. Class A (a)	172,400	26,372,028
Wynn Resorts Ltd.	241,600	49,259,824
Yum! Brands, Inc.	1,351,807	104,075,621
		337,373,903
Internet & Catalog Retail - 0.9%
Liberty Interactive Corp. Series A (a)	3,191,725	92,751,529
Media - 5.6%
DIRECTV (a)	1,137,106	88,239,426
Legend Pictures LLC (a)(f)(g)	3,706	6,681,918
Liberty Media Corp. Class A (a)	477,380	61,920,960
The Madison Square Garden Co. Class A (a)	1,231,925	67,263,105
The Walt Disney Co.	1,311,200	104,030,608
Time Warner, Inc.	607,637	40,383,555
Twenty-First Century Fox, Inc. Class A	3,825,753	122,500,611
Viacom, Inc. Class B (non-vtg.)	1,038,300	88,234,734
		579,254,917
Multiline Retail - 1.8%
Dollar General Corp. (a)	1,392,311	78,582,033
Target Corp.	1,725,500	106,549,625
		185,131,658
Specialty Retail - 0.9%
TJX Companies, Inc.	1,534,390	89,270,810
Textiles, Apparel & Luxury Goods - 0.2%
Fossil Group, Inc. (a)	198,064	21,123,526
TOTAL CONSUMER DISCRETIONARY		1,320,207,047
CONSUMER STAPLES - 8.7%
Beverages - 2.0%
Brown-Forman Corp. Class B (non-vtg.)	125,350	11,246,402
Constellation Brands, Inc. Class A (sub. vtg.) (a)	341,804	27,289,631
Molson Coors Brewing Co. Class B	294,424	17,656,607
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Monster Beverage Corp. (a)	282,200	$ 18,896,112
The Coca-Cola Co.	3,150,792	128,520,806
		203,609,558
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	1,054,781	76,703,674
Kroger Co.	1,352,700	62,278,308
Walgreen Co.	984,182	66,825,958
		205,807,940
Food Products - 1.0%
Bunge Ltd.	311,252	24,791,222
Keurig Green Mountain, Inc.	219,280	20,542,150
Mead Johnson Nutrition Co. Class A	682,300	60,219,798
		105,553,170
Household Products - 1.1%
Colgate-Palmolive Co.	1,586,584	106,777,103
Energizer Holdings, Inc.	116,500	13,011,885
		119,788,988
Tobacco - 2.6%
Altria Group, Inc.	2,462,930	98,788,122
Philip Morris International, Inc.	2,023,998	172,910,149
		271,698,271
TOTAL CONSUMER STAPLES		906,457,927
ENERGY - 9.3%
Energy Equipment & Services - 1.5%
Dresser-Rand Group, Inc. (a)	381,400	23,051,816
FMC Technologies, Inc. (a)	414,400	23,496,480
Halliburton Co.	1,077,940	67,985,676
Oceaneering International, Inc.	366,800	26,879,104
Rowan Companies PLC	476,483	14,732,854
		156,145,930
Oil, Gas & Consumable Fuels - 7.8%
Anadarko Petroleum Corp.	751,581	74,421,551
Cabot Oil & Gas Corp.	763,800	30,002,064
Cheniere Energy, Inc. (a)	281,800	15,907,610
Chevron Corp.	1,800,729	226,027,504
Cimarex Energy Co.	181,400	21,608,368
Cobalt International Energy, Inc. (a)	444,000	7,992,000
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips Co.	110,100	$ 8,181,531
Continental Resources, Inc. (a)(d)	159,994	22,162,369
EOG Resources, Inc.	471,700	46,226,600
Exxon Mobil Corp.	1,260,124	129,049,299
Gulfport Energy Corp. (a)	173,200	12,759,644
Marathon Oil Corp.	568,489	20,550,877
Noble Energy, Inc.	662,124	47,527,261
ONEOK, Inc.	159,439	10,079,734
Phillips 66 Co.	748,000	62,248,560
Spectra Energy Corp.	569,335	22,608,293
Teekay Corp.	20,646	1,158,447
The Williams Companies, Inc.	359,900	15,176,983
Whiting Petroleum Corp. (a)	531,400	39,174,808
		812,863,503
TOTAL ENERGY		969,009,433
FINANCIALS - 16.7%
Banks - 6.6%
Bank of America Corp.	8,431,187	127,648,171
Citigroup, Inc.	2,022,884	96,916,372
Huntington Bancshares, Inc.	4,595,857	42,098,050
JPMorgan Chase & Co.	3,554,134	198,960,421
M&T Bank Corp.	455,100	55,526,751
Synovus Financial Corp.	3,829,360	12,292,246
U.S. Bancorp	3,748,578	152,867,011
		686,309,022
Capital Markets - 1.7%
Ameriprise Financial, Inc.	411,500	45,935,745
BlackRock, Inc. Class A	185,518	55,840,918
E*TRADE Financial Corp. (a)	1,457,652	32,724,287
Invesco Ltd.	607,900	21,404,159
Northern Trust Corp.	317,800	19,147,450
		175,052,559
Consumer Finance - 2.7%
Capital One Financial Corp.	2,803,980	207,214,122
Discover Financial Services	541,332	30,260,459
SLM Corp.	1,856,846	47,813,785
		285,288,366
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc.:
Class A (a)	161	$ 31,117,275
Class B (a)	476,203	61,358,757
IntercontinentalExchange Group, Inc.	223,700	45,733,228
		138,209,260
Insurance - 2.4%
ACE Ltd.	320,231	32,766,036
Marsh & McLennan Companies, Inc.	1,422,600	70,148,406
MetLife, Inc.	1,355,741	70,973,041
The Travelers Companies, Inc.	739,073	66,945,232
Validus Holdings Ltd.	291,961	10,822,994
		251,655,709
Real Estate Investment Trusts - 1.6%
Boston Properties, Inc.	292,200	34,228,308
Cousins Properties, Inc.	1,463,600	17,021,668
DDR Corp.	700,600	12,029,302
Digital Realty Trust, Inc. (d)	300,000	16,020,000
Equity Lifestyle Properties, Inc.	777,200	32,541,364
Prologis, Inc.	388,400	15,780,692
Senior Housing Properties Trust (SBI)	334,900	7,860,103
The Macerich Co.	403,018	26,159,898
		161,641,335
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	1,443,400	38,452,176
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	91,000	3,448,900
TOTAL FINANCIALS		1,740,057,327
HEALTH CARE - 12.0%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	397,000	62,805,400
Amgen, Inc.	736,665	82,322,314
ARIAD Pharmaceuticals, Inc. (a)(d)	1,053,200	7,656,764
Biogen Idec, Inc. (a)	272,524	78,247,091
Gilead Sciences, Inc. (a)	1,216,592	95,490,306
		326,521,875
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	4,642,100	$ 58,536,881
Covidien PLC	1,028,451	73,277,134
Edwards Lifesciences Corp. (a)	229,600	18,705,512
The Cooper Companies, Inc.	247,015	32,583,749
		183,103,276
Health Care Providers & Services - 1.9%
Cigna Corp.	601,934	48,178,797
HCA Holdings, Inc. (a)	483,100	25,121,200
Henry Schein, Inc. (a)	280,887	32,085,722
McKesson Corp.	372,554	63,032,411
MEDNAX, Inc. (a)	431,000	25,536,750
		193,954,880
Health Care Technology - 0.3%
Cerner Corp. (a)	567,800	29,128,140
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	585,900	31,662,036
Thermo Fisher Scientific, Inc.	561,100	63,965,400
		95,627,436
Pharmaceuticals - 4.0%
AbbVie, Inc.	1,460,400	76,057,632
Actavis PLC (a)	365,600	74,703,048
Bristol-Myers Squibb Co.	1,137,700	56,987,393
Merck & Co., Inc.	1,103,046	64,594,374
Perrigo Co. PLC	154,400	22,366,384
Pfizer, Inc.	3,221,509	100,768,802
Salix Pharmaceuticals Ltd. (a)	158,100	17,391,000
Zoetis, Inc. Class A	252,435	7,638,683
		420,507,316
TOTAL HEALTH CARE		1,248,842,923
INDUSTRIALS - 11.3%
Aerospace & Defense - 2.4%
Honeywell International, Inc.	843,205	78,333,745
The Boeing Co.	590,800	76,225,016
United Technologies Corp.	840,648	99,473,878
		254,032,639
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - 0.6%
FedEx Corp.	440,900	$ 60,072,625
Airlines - 0.2%
American Airlines Group, Inc.	660,800	23,174,256
Building Products - 0.1%
A.O. Smith Corp.	148,998	6,967,146
Electrical Equipment - 1.0%
Hubbell, Inc. Class B	441,300	51,949,836
Rockwell Automation, Inc.	435,800	51,938,644
		103,888,480
Industrial Conglomerates - 0.8%
Danaher Corp.	1,087,196	79,778,442
Machinery - 3.5%
Caterpillar, Inc.	799,300	84,246,220
Cummins, Inc.	413,382	62,358,675
Manitowoc Co., Inc.	1,562,000	49,640,360
Pall Corp.	442,227	37,213,402
Parker Hannifin Corp.	416,700	52,870,896
Valmont Industries, Inc.	300,094	44,686,998
Wabtec Corp.	486,100	36,238,755
		367,255,306
Professional Services - 1.4%
Nielsen Holdings B.V.	965,100	45,311,445
Towers Watson & Co.	492,348	55,251,293
Verisk Analytics, Inc. (a)	744,300	44,724,987
		145,287,725
Road & Rail - 1.3%
J.B. Hunt Transport Services, Inc.	876,750	66,720,675
Union Pacific Corp.	352,400	67,107,532
		133,828,207
TOTAL INDUSTRIALS		1,174,284,826
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 1.8%
Cisco Systems, Inc.	2,846,400	65,780,304
F5 Networks, Inc. (a)	152,200	16,006,874
Juniper Networks, Inc. (a)	1,569,000	38,738,610
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Polycom, Inc. (a)	712,600	$ 8,764,980
QUALCOMM, Inc.	785,000	61,787,350
		191,078,118
Electronic Equipment & Components - 0.2%
Arrow Electronics, Inc. (a)	371,705	21,094,259
Internet Software & Services - 3.5%
Facebook, Inc. Class A (a)	830,800	49,665,224
Google, Inc.:
Class A (a)	224,600	120,134,048
Class C (a)	287,100	151,204,086
Rackspace Hosting, Inc. (a)	59,829	1,736,238
Yahoo!, Inc. (a)	1,223,400	43,981,230
		366,720,826
IT Services - 2.4%
Cognizant Technology Solutions Corp. Class A (a)	885,800	42,434,249
Fidelity National Information Services, Inc.	788,300	42,118,869
Fiserv, Inc. (a)	596,800	36,273,504
FleetCor Technologies, Inc. (a)	128,400	14,654,292
Global Payments, Inc.	169,300	11,314,319
Total System Services, Inc.	376,400	11,958,228
Visa, Inc. Class A	461,900	93,585,559
		252,339,020
Semiconductors & Semiconductor Equipment - 0.5%
Altera Corp.	659,400	21,443,688
Freescale Semiconductor, Inc. (a)	921,900	20,254,143
Micron Technology, Inc. (a)	376,400	9,831,568
		51,529,399
Software - 5.5%
Activision Blizzard, Inc.	475,582	9,516,396
Adobe Systems, Inc. (a)	1,352,900	83,460,401
Autodesk, Inc. (a)	699,400	33,585,188
Concur Technologies, Inc. (a)	295,600	23,786,932
Electronic Arts, Inc. (a)	2,235,539	63,265,754
Microsoft Corp.	4,986,800	201,466,720
NetSuite, Inc. (a)	98,200	7,591,842
Oracle Corp.	2,239,300	91,542,584
salesforce.com, Inc. (a)	1,049,557	54,209,619
		568,425,436
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	597,306	$ 352,464,293
EMC Corp.	677,600	17,482,080
NCR Corp. (a)	225,780	6,888,548
		376,834,921
TOTAL INFORMATION TECHNOLOGY		1,828,021,979
MATERIALS - 3.7%
Chemicals - 2.9%
Airgas, Inc.	219,800	23,355,948
Cabot Corp.	362,624	20,959,667
Eastman Chemical Co.	428,603	37,361,324
FMC Corp.	510,300	39,293,100
LyondellBasell Industries NV Class A	509,879	47,163,808
Monsanto Co.	455,900	50,468,130
Sigma Aldrich Corp.	305,500	29,392,155
The Mosaic Co.	652,300	32,641,092
W.R. Grace & Co. (a)	289,800	26,690,580
		307,325,804
Construction Materials - 0.3%
Vulcan Materials Co.	473,400	30,548,502
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	288,430	27,576,792
Metals & Mining - 0.2%
Carpenter Technology Corp.	293,100	18,406,680
TOTAL MATERIALS		383,857,778
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
Level 3 Communications, Inc. (a)	193,700	8,334,911
TW Telecom, Inc. (a)	211,700	6,497,073
Verizon Communications, Inc.	3,126,793	146,115,037
		160,947,021
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	299,600	26,892,096
Sprint Corp. (a)	662,300	5,629,550
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S., Inc. (a)	602,163	$ 17,637,354
Telephone & Data Systems, Inc.	230,908	6,278,389
		56,437,389
TOTAL TELECOMMUNICATION SERVICES		217,384,410
UTILITIES - 2.8%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	319,972	17,217,693
Duke Energy Corp.	200,331	14,922,656
Edison International	397,873	22,503,697
Exelon Corp.	266,300	9,328,489
NextEra Energy, Inc.	511,900	51,113,215
OGE Energy Corp.	208,385	7,779,012
PPL Corp.	233,100	7,771,554
		130,636,316
Independent Power Producers & Energy Traders - 0.4%
NRG Energy, Inc.	1,092,618	35,750,461
The AES Corp.	629,664	9,098,645
		44,849,106
Multi-Utilities - 1.2%
CenterPoint Energy, Inc.	850,594	21,060,707
Dominion Resources, Inc.	392,700	28,486,458
NiSource, Inc.	454,236	16,497,852
PG&E Corp.	308,567	14,064,484
Sempra Energy	440,044	43,392,739
		123,502,240
TOTAL UTILITIES		298,987,662
TOTAL COMMON STOCKS (Cost $7,753,700,486)		10,087,111,312
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.09% 5/8/14 to 7/17/14 (e) (Cost $5,339,837)	$ 5,340,000	5,339,916
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	215,674,803	$ 215,674,803
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	28,450,775	28,450,775
TOTAL MONEY MARKET FUNDS (Cost $244,125,578)		244,125,578
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $8,003,165,901)		10,336,576,806
NET OTHER ASSETS (LIABILITIES) - 0.8%		81,907,289
NET ASSETS - 100%		$ 10,418,484,095
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,171 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 109,951,045	$ 490,843

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,339,916.
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,681,918 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Legend Pictures LLC	9/23/10	$ 2,783,376
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 57,864
Fidelity Securities Lending Cash Central Fund	36,745
Total	$ 94,609
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,320,207,047	$ 1,313,525,129	$ -	$ 6,681,918
Consumer Staples	906,457,927	906,457,927	-	-
Energy	969,009,433	969,009,433	-	-
Financials	1,740,057,327	1,740,057,327	-	-
Health Care	1,248,842,923	1,248,842,923	-	-
Industrials	1,174,284,826	1,174,284,826	-	-
Information Technology	1,828,021,979	1,828,021,979	-	-
Materials	383,857,778	383,857,778	-	-
Telecommunication Services	217,384,410	217,384,410	-	-
Utilities	298,987,662	298,987,662	-	-
U.S. Government and Government Agency Obligations	5,339,916	-	5,339,916	-
Money Market Funds	244,125,578	244,125,578	-	-
Total Investments in Securities:	$ 10,336,576,806	$ 10,324,554,972	$ 5,339,916	$ 6,681,918
Derivative Instruments:
Assets
Futures Contracts	$ 490,843	$ 490,843	$ -	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $8,019,176,500. Net unrealized appreciation aggregated $2,317,400,306, of which $2,400,990,742 related to appreciated investment securities and $83,590,436 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series
Equity-Income Fund

April 30, 2014

1.950996.101

EDT-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.3%
Gentex Corp.	1,062,335	$ 30,457,144
Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc.	1,122,358	55,792,416
McDonald's Corp.	1,355,569	137,427,585
Texas Roadhouse, Inc. Class A	668,972	16,550,367
Yum! Brands, Inc.	965,229	74,312,981
		284,083,349
Media - 2.0%
Comcast Corp. Class A (e)	3,486,103	180,440,691
Sinclair Broadcast Group, Inc. Class A	1,036,736	27,711,953
Time Warner, Inc. (e)	412,300	27,401,458
		235,554,102
Multiline Retail - 2.6%
Kohl's Corp.	2,002,135	109,696,977
Target Corp.	3,282,247	202,678,752
		312,375,729
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	715,405	26,298,288
Foot Locker, Inc.	971,500	45,203,895
Staples, Inc.	2,178,400	27,230,000
		98,732,183
TOTAL CONSUMER DISCRETIONARY		961,202,507
CONSUMER STAPLES - 11.7%
Beverages - 1.8%
Molson Coors Brewing Co. Class B	925,400	55,496,238
The Coca-Cola Co.	3,941,907	160,790,387
		216,286,625
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	1,020,743	74,228,431
Wal-Mart Stores, Inc.	678,800	54,107,148
Walgreen Co. (e)	1,835,435	124,626,037
		252,961,616
Food Products - 1.2%
B&G Foods, Inc. Class A	341,779	11,210,351
Kellogg Co.	1,919,297	128,266,619
		139,476,970
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.6%
Energizer Holdings, Inc.	59,800	$ 6,679,062
Procter & Gamble Co.	3,602,000	297,345,100
		304,024,162
Tobacco - 4.0%
Altria Group, Inc.	3,977,480	159,536,723
Lorillard, Inc.	2,571,324	152,788,072
Philip Morris International, Inc.	1,134,133	96,888,982
Reynolds American, Inc.	1,188,500	67,067,055
		476,280,832
TOTAL CONSUMER STAPLES		1,389,030,205
ENERGY - 15.6%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	872,956	44,040,630
National Oilwell Varco, Inc.	814,065	63,928,524
Noble Corp.	1,398,563	43,089,726
Schlumberger Ltd.	272,100	27,631,755
		178,690,635
Oil, Gas & Consumable Fuels - 14.1%
Access Midstream Partners LP	288,394	17,116,184
Anadarko Petroleum Corp.	609,091	60,312,191
Apache Corp.	1,275,141	110,682,239
Chevron Corp.	4,170,003	523,418,773
CONSOL Energy, Inc.	1,162,001	51,720,665
EV Energy Partners LP	1,247,125	44,983,799
Exxon Mobil Corp. (e)	4,544,797	465,432,661
Hess Corp.	572,700	51,061,932
Holly Energy Partners LP	553,100	17,870,661
HollyFrontier Corp.	127,906	6,726,577
Imperial Oil Ltd.	137,300	6,704,344
Legacy Reserves LP	387,700	9,599,452
Markwest Energy Partners LP	1,044,337	66,148,306
Occidental Petroleum Corp.	804,912	77,070,324
Scorpio Tankers, Inc.	422,250	3,804,473
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	3,745,733	$ 157,957,561
Williams Partners LP	196,000	10,109,680
		1,680,719,822
TOTAL ENERGY		1,859,410,457
FINANCIALS - 24.8%
Banks - 11.0%
Bank of America Corp.	1,336,700	20,237,638
CIT Group, Inc.	202,000	8,696,100
Citigroup, Inc. (e)	1,155,647	55,367,048
Comerica, Inc.	993,300	47,916,792
FirstMerit Corp.	830,288	16,099,284
JPMorgan Chase & Co.	8,486,830	475,092,743
M&T Bank Corp.	1,365,400	166,592,454
PNC Financial Services Group, Inc.	266,500	22,396,660
U.S. Bancorp	2,865,200	116,842,856
Valley National Bancorp (d)	1,116,300	11,185,326
Wells Fargo & Co.	7,306,100	362,674,804
		1,303,101,705
Capital Markets - 4.2%
Apollo Global Management LLC Class A	787,591	21,367,344
Apollo Investment Corp.	5,747,913	45,925,825
Ares Capital Corp.	1,585,819	27,228,512
BlackRock, Inc. Class A	189,102	56,919,702
Carlyle Group LP	549,500	17,627,960
Charles Schwab Corp.	1,015,588	26,963,861
Greenhill & Co., Inc.	152,100	7,627,815
Invesco Ltd.	605,900	21,333,739
KKR & Co. LP	2,467,879	56,045,532
Morgan Stanley	2,837,400	87,760,782
State Street Corp.	755,400	48,768,624
The Blackstone Group LP	2,940,839	86,842,976
		504,412,672
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	458,875	59,126,044
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
KKR Financial Holdings LLC	5,849,100	$ 67,498,614
TPG Specialty Lending, Inc.	596,900	10,833,735
		137,458,393
Insurance - 5.7%
ACE Ltd.	977,418	100,009,410
MetLife, Inc. (e)	7,025,511	367,785,501
Prudential Financial, Inc.	1,019,709	82,270,122
The Chubb Corp.	661,900	60,947,752
The Travelers Companies, Inc.	668,489	60,551,734
Validus Holdings Ltd.	314,267	11,649,878
		683,214,397
Real Estate Investment Trusts - 2.6%
American Capital Agency Corp.	2,508,325	56,964,061
Annaly Capital Management, Inc.	5,027,604	58,068,826
CBL & Associates Properties, Inc.	1,350,100	24,531,317
Coresite Realty Corp.	305,455	9,291,941
First Potomac Realty Trust	1,781,475	23,212,619
Home Properties, Inc.	707,076	43,555,882
Piedmont Office Realty Trust, Inc. Class A	760,237	13,387,774
Rayonier, Inc.	561,700	25,332,670
Retail Properties America, Inc.	919,550	13,167,956
Two Harbors Investment Corp.	2,525,869	26,218,520
Ventas, Inc.	154,100	10,182,928
		303,914,494
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	818,392	11,441,120
TOTAL FINANCIALS		2,943,542,781
HEALTH CARE - 6.9%
Biotechnology - 0.1%
Amgen, Inc.	150,077	16,771,105
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc. (e)	836,076	60,857,972
Covidien PLC	300,600	21,417,750
St. Jude Medical, Inc.	155,115	9,845,149
		92,120,871
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.2%
Aetna, Inc.	171,214	$ 12,233,240
Quest Diagnostics, Inc.	623,916	34,895,622
UnitedHealth Group, Inc.	899,863	67,525,720
WellPoint, Inc. (e)	239,932	24,156,354
		138,810,936
Pharmaceuticals - 4.8%
AbbVie, Inc.	205,231	10,688,430
Johnson & Johnson	2,829,500	286,600,055
Merck & Co., Inc. (e)	2,561,098	149,977,899
Pfizer, Inc.	4,100,177	128,253,537
		575,519,921
TOTAL HEALTH CARE		823,222,833
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.6%
United Technologies Corp.	573,400	67,850,422
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	1,048,417	61,751,761
United Parcel Service, Inc. Class B	1,984,300	195,453,550
		257,205,311
Commercial Services & Supplies - 1.1%
KAR Auction Services, Inc.	961,500	28,633,470
Republic Services, Inc.	3,084,007	108,217,806
		136,851,276
Electrical Equipment - 0.5%
Eaton Corp. PLC	238,000	17,288,320
Emerson Electric Co.	371,740	25,345,233
Hubbell, Inc. Class B	183,181	21,564,067
		64,197,620
Industrial Conglomerates - 3.1%
General Electric Co.	13,864,877	372,826,543
Machinery - 0.9%
Cummins, Inc.	288,635	43,540,590
Stanley Black & Decker, Inc. (e)	711,633	61,122,158
		104,662,748
Professional Services - 0.1%
Acacia Research Corp.	627,894	10,071,420
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 0.6%
CSX Corp.	1,885,000	$ 53,194,700
Union Pacific Corp.	94,200	17,938,506
		71,133,206
TOTAL INDUSTRIALS		1,084,798,546
INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 3.0%
Cisco Systems, Inc.	13,570,849	313,622,320
QUALCOMM, Inc.	629,380	49,538,500
		363,160,820
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	777,808	45,875,116
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	1,191,900	42,848,805
IT Services - 3.7%
Accenture PLC Class A	29,600	2,374,512
IBM Corp. (e)	1,288,945	253,239,024
Paychex, Inc.	3,733,638	156,103,405
Xerox Corp.	1,992,201	24,085,710
		435,802,651
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	6,544,171	124,731,899
Broadcom Corp. Class A	3,799,472	117,061,732
Maxim Integrated Products, Inc.	586,556	19,027,877
		260,821,508
Software - 2.0%
CA Technologies, Inc.	1,795,968	54,130,476
Microsoft Corp. (e)	4,502,200	181,888,880
		236,019,356
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	100,307	59,190,158
EMC Corp.	691,000	17,827,800
		77,017,958
TOTAL INFORMATION TECHNOLOGY		1,461,546,214
Common Stocks - continued
	Shares	Value
MATERIALS - 1.1%
Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.	342,900	$ 12,395,144
RPM International, Inc.	585,647	24,983,701
Tronox Ltd. Class A	310,500	7,607,250
		44,986,095
Metals & Mining - 0.7%
Commercial Metals Co.	1,495,661	28,716,691
Freeport-McMoRan Copper & Gold, Inc.	1,496,266	51,426,662
		80,143,353
TOTAL MATERIALS		125,129,448
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	3,941,308	140,704,696
CenturyLink, Inc.	2,274,000	79,385,340
Verizon Communications, Inc.	5,503,239	257,166,358
		477,256,394
UTILITIES - 4.8%
Electric Utilities - 4.5%
American Electric Power Co., Inc.	753,501	40,545,889
Duke Energy Corp.	722,760	53,838,392
FirstEnergy Corp.	1,511,567	51,015,386
Hawaiian Electric Industries, Inc. (d)	1,138,602	27,315,062
NextEra Energy, Inc.	638,807	63,784,879
Northeast Utilities	305,109	14,419,451
Pinnacle West Capital Corp.	208,300	11,654,385
PPL Corp.	2,978,120	99,290,521
Southern Co.	2,996,838	137,345,086
Xcel Energy, Inc.	1,191,747	37,980,977
		537,190,028
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	156,073	3,864,367
Sempra Energy	339,802	33,507,875
		37,372,242
TOTAL UTILITIES		574,562,270
TOTAL COMMON STOCKS (Cost $10,346,653,626)		11,699,701,655
Money Market Funds - 1.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	136,422,032	$ 136,422,032
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	37,621,650	37,621,650
TOTAL MONEY MARKET FUNDS (Cost $174,043,682)		174,043,682
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $10,520,697,308)		11,873,745,337
NET OTHER ASSETS (LIABILITIES) - 0.1%		14,185,449
NET ASSETS - 100%		$ 11,887,930,786
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Baxter International, Inc.	5/17/14 - $77.50	2,780	$ 80,988	$ (8,340)
Citigroup, Inc.	7/19/14 - $50.00	1,010	107,462	(11,615)
Comcast Corp. Class A	5/17/14 - $52.50	10,101	353,535	(353,535)
Exxon Mobil Corp.	5/17/14 - $100.00	11,540	767,047	(3,156,190)
IBM Corp.	5/17/14 - $200.00	3,222	837,172	(217,485)
Merck & Co., Inc.	5/17/14 - $57.50	3,842	386,121	(672,350)
MetLife, Inc.	5/17/14 - $55.00	23,184	841,560	(521,640)
Microsoft Corp.	7/19/14 - $42.00	6,970	517,232	(473,960)
Stanley Black & Decker, Inc.	7/19/14 - $85.00	3,600	542,148	(1,134,000)
Time Warner, Inc.	5/17/14 - $67.50	4,123	391,841	(232,950)
Walgreen Co.	5/17/14 - $67.50	3,392	286,177	(566,464)
Wellpoint, Inc.	5/17/14 - $100.00	2,399	329,615	(477,401)
TOTAL WRITTEN OPTIONS			$ 5,440,898	$ (7,825,930)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $535,882,682.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 50,092
Fidelity Securities Lending Cash Central Fund	13,623
Total	$ 63,715
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 961,202,507	$ 961,202,507	$ -	$ -
Consumer Staples	1,389,030,205	1,389,030,205	-	-
Energy	1,859,410,457	1,859,410,457	-	-
Financials	2,943,542,781	2,943,542,781	-	-
Health Care	823,222,833	823,222,833	-	-
Industrials	1,084,798,546	1,084,798,546	-	-
Information Technology	1,461,546,214	1,461,546,214	-	-
Materials	125,129,448	125,129,448	-	-
Telecommunication Services	477,256,394	477,256,394	-	-
Utilities	574,562,270	574,562,270	-	-
Money Market Funds	174,043,682	174,043,682	-	-
Total Investments in Securities:	$ 11,873,745,337	$ 11,873,745,337	$ -	$ -
Derivative Instruments:
Liabilities
Written Options	$ (7,825,930)	$ (7,825,930)	$ -	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $10,525,888,923. Net unrealized appreciation aggregated $1,347,856,414, of which $1,465,608,828 related to appreciated investment securities and $117,752,414 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Series Equity-Income Fund

April 30, 2014

1.950933.101

AEDTI-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 8.1%
Auto Components - 0.3%
Gentex Corp.	168,121	$ 4,820,029
Hotels, Restaurants & Leisure - 2.4%
Darden Restaurants, Inc.	177,108	8,804,039
McDonald's Corp.	216,727	21,971,783
Texas Roadhouse, Inc. Class A	97,007	2,399,953
Yum! Brands, Inc.	148,981	11,470,047
		44,645,822
Media - 2.0%
Comcast Corp. Class A (e)	549,928	28,464,273
Sinclair Broadcast Group, Inc. Class A	159,101	4,252,770
Time Warner, Inc. (e)	66,000	4,386,360
		37,103,403
Multiline Retail - 2.6%
Kohl's Corp.	312,402	17,116,506
Target Corp.	522,997	32,295,065
		49,411,571
Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	113,043	4,155,461
Foot Locker, Inc.	150,541	7,004,673
Staples, Inc.	344,827	4,310,338
		15,470,472
TOTAL CONSUMER DISCRETIONARY		151,451,297
CONSUMER STAPLES - 11.7%
Beverages - 1.8%
Molson Coors Brewing Co. Class B	146,800	8,803,596
The Coca-Cola Co.	614,577	25,068,596
		33,872,192
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	160,287	11,656,071
Wal-Mart Stores, Inc.	109,442	8,723,622
Walgreen Co. (e)	288,386	19,581,409
		39,961,102
Food Products - 1.2%
B&G Foods, Inc. Class A	51,655	1,694,284
Kellogg Co.	299,003	19,982,370
		21,676,654
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 2.6%
Energizer Holdings, Inc.	9,500	$ 1,061,055
Procter & Gamble Co.	573,981	47,382,132
		48,443,187
Tobacco - 4.0%
Altria Group, Inc.	633,838	25,423,242
Lorillard, Inc.	409,779	24,349,068
Philip Morris International, Inc.	181,531	15,508,193
Reynolds American, Inc.	185,629	10,475,044
		75,755,547
TOTAL CONSUMER STAPLES		219,708,682
ENERGY - 15.7%
Energy Equipment & Services - 1.5%
Ensco PLC Class A	136,145	6,868,515
National Oilwell Varco, Inc.	129,100	10,138,223
Noble Corp.	216,804	6,679,731
Schlumberger Ltd.	43,844	4,452,358
		28,138,827
Oil, Gas & Consumable Fuels - 14.2%
Access Midstream Partners LP	46,387	2,753,068
Anadarko Petroleum Corp.	96,659	9,571,174
Apache Corp.	200,395	17,394,286
Chevron Corp.	664,569	83,416,700
CONSOL Energy, Inc.	181,506	8,078,832
EV Energy Partners LP	197,160	7,111,561
Exxon Mobil Corp. (e)	724,300	74,175,563
Hess Corp.	88,600	7,899,576
Holly Energy Partners LP	86,100	2,781,891
HollyFrontier Corp.	18,724	984,695
Imperial Oil Ltd.	21,800	1,064,492
Legacy Reserves LP	51,300	1,270,188
Markwest Energy Partners LP	167,747	10,625,095
Occidental Petroleum Corp.	126,439	12,106,534
Scorpio Tankers, Inc.	59,672	537,645
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc.	596,900	$ 25,171,273
Williams Partners LP	27,100	1,397,818
		266,340,391
TOTAL ENERGY		294,479,218
FINANCIALS - 24.9%
Banks - 11.2%
Bank of America Corp.	211,900	3,208,166
CIT Group, Inc.	29,900	1,287,195
Citigroup, Inc. (e)	182,600	8,748,366
Comerica, Inc.	157,100	7,578,504
FirstMerit Corp.	131,800	2,555,602
JPMorgan Chase & Co.	1,352,530	75,714,629
M&T Bank Corp.	218,170	26,618,922
PNC Financial Services Group, Inc.	39,500	3,319,580
U.S. Bancorp	458,721	18,706,642
Valley National Bancorp (d)	178,300	1,786,566
Wells Fargo & Co.	1,222,549	60,687,332
		210,211,504
Capital Markets - 4.2%
Apollo Global Management LLC Class A	123,497	3,350,474
Apollo Investment Corp.	890,200	7,112,698
Ares Capital Corp.	250,452	4,300,261
BlackRock, Inc. Class A	30,014	9,034,214
Carlyle Group LP	86,900	2,787,752
Charles Schwab Corp.	161,064	4,276,249
Greenhill & Co., Inc.	22,491	1,127,924
Invesco Ltd.	92,100	3,242,841
KKR & Co. LP	380,500	8,641,155
Morgan Stanley	445,700	13,785,501
State Street Corp.	119,400	7,708,464
The Blackstone Group LP	465,800	13,755,074
		79,122,607
Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc. Class B (a)	72,838	9,385,176
KKR Financial Holdings LLC	924,566	10,669,492
TPG Specialty Lending, Inc.	94,600	1,716,990
		21,771,658
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 5.7%
ACE Ltd.	153,500	$ 15,706,120
MetLife, Inc. (e)	1,102,751	57,729,015
Prudential Financial, Inc.	160,092	12,916,223
The Chubb Corp.	105,870	9,748,510
The Travelers Companies, Inc.	105,668	9,571,407
Validus Holdings Ltd.	49,732	1,843,565
		107,514,840
Real Estate Investment Trusts - 2.5%
American Capital Agency Corp.	396,773	9,010,715
Annaly Capital Management, Inc.	795,500	9,188,025
CBL & Associates Properties, Inc.	212,100	3,853,857
Coresite Realty Corp.	48,333	1,470,290
First Potomac Realty Trust	279,515	3,642,080
Home Properties, Inc.	111,475	6,866,860
Piedmont Office Realty Trust, Inc. Class A	119,400	2,102,634
Rayonier, Inc.	90,500	4,081,550
Retail Properties America, Inc.	137,600	1,970,432
Two Harbors Investment Corp.	407,100	4,225,698
Ventas, Inc.	21,200	1,400,896
		47,813,037
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	106,562	1,489,737
TOTAL FINANCIALS		467,923,383
HEALTH CARE - 6.9%
Biotechnology - 0.1%
Amgen, Inc.	24,200	2,704,350
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc. (e)	129,724	9,442,610
Covidien PLC	47,600	3,391,500
St. Jude Medical, Inc.	24,100	1,529,627
		14,363,737
Health Care Providers & Services - 1.1%
Aetna, Inc.	26,560	1,897,712
Quest Diagnostics, Inc.	96,435	5,393,610
UnitedHealth Group, Inc.	141,121	10,589,720
WellPoint, Inc. (e)	38,036	3,829,464
		21,710,506
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 4.9%
AbbVie, Inc.	31,700	$ 1,650,936
Johnson & Johnson	450,893	45,670,952
Merck & Co., Inc. (e)	410,053	24,012,704
Pfizer, Inc.	653,336	20,436,350
		91,770,942
TOTAL HEALTH CARE		130,549,535
INDUSTRIALS - 9.1%
Aerospace & Defense - 0.6%
United Technologies Corp.	92,400	10,933,692
Air Freight & Logistics - 2.2%
C.H. Robinson Worldwide, Inc.	166,143	9,785,823
United Parcel Service, Inc. Class B	314,600	30,988,100
		40,773,923
Commercial Services & Supplies - 1.1%
KAR Auction Services, Inc.	152,750	4,548,895
Republic Services, Inc.	484,400	16,997,596
		21,546,491
Electrical Equipment - 0.5%
Eaton Corp. PLC	34,600	2,513,344
Emerson Electric Co.	59,900	4,083,982
Hubbell, Inc. Class B	27,156	3,196,804
		9,794,130
Industrial Conglomerates - 3.1%
General Electric Co.	2,209,456	59,412,272
Machinery - 0.9%
Cummins, Inc.	44,600	6,727,910
Stanley Black & Decker, Inc. (e)	111,477	9,574,760
		16,302,670
Professional Services - 0.1%
Acacia Research Corp.	89,806	1,440,488
Road & Rail - 0.6%
CSX Corp.	291,500	8,226,130
Union Pacific Corp.	14,900	2,837,407
		11,063,537
TOTAL INDUSTRIALS		171,267,203
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 12.2%
Communications Equipment - 3.0%
Cisco Systems, Inc.	2,130,159	$ 49,227,974
QUALCOMM, Inc.	98,410	7,745,851
		56,973,825
Electronic Equipment & Components - 0.4%
TE Connectivity Ltd.	118,724	7,002,342
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	190,100	6,834,095
IT Services - 3.6%
Accenture PLC Class A	4,700	377,034
IBM Corp. (e)	202,284	39,742,737
Paychex, Inc.	578,196	24,174,375
Xerox Corp.	314,213	3,798,835
		68,092,981
Semiconductors & Semiconductor Equipment - 2.2%
Applied Materials, Inc.	1,027,086	19,576,259
Broadcom Corp. Class A	596,995	18,393,416
Maxim Integrated Products, Inc.	91,400	2,965,016
		40,934,691
Software - 2.0%
CA Technologies, Inc.	274,800	8,282,472
Microsoft Corp. (e)	717,400	28,982,960
		37,265,432
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	15,715	9,273,264
EMC Corp.	109,300	2,819,940
		12,093,204
TOTAL INFORMATION TECHNOLOGY		229,196,570
MATERIALS - 1.0%
Chemicals - 0.4%
Potash Corp. of Saskatchewan, Inc.	54,300	1,962,836
RPM International, Inc.	92,768	3,957,483
Tronox Ltd. Class A	46,300	1,134,350
		7,054,669
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.6%
Commercial Metals Co.	236,625	$ 4,543,200
Freeport-McMoRan Copper & Gold, Inc.	236,241	8,119,603
		12,662,803
TOTAL MATERIALS		19,717,472
TELECOMMUNICATION SERVICES - 4.0%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	624,791	22,305,039
CenturyLink, Inc.	359,650	12,555,382
Verizon Communications, Inc.	872,290	40,762,112
		75,622,533
UTILITIES - 4.9%
Electric Utilities - 4.6%
American Electric Power Co., Inc.	118,945	6,400,430
Duke Energy Corp.	116,500	8,678,085
FirstEnergy Corp.	243,667	8,223,761
Hawaiian Electric Industries, Inc. (d)	180,198	4,322,950
NextEra Energy, Inc.	101,216	10,106,418
Northeast Utilities	44,507	2,103,401
Pinnacle West Capital Corp.	33,100	1,851,945
PPL Corp.	476,737	15,894,412
Southern Co.	477,534	21,885,383
Xcel Energy, Inc.	187,900	5,988,373
		85,455,158
Multi-Utilities - 0.3%
CenterPoint Energy, Inc.	22,682	561,606
Sempra Energy	52,503	5,177,321
		5,738,927
TOTAL UTILITIES		91,194,085
TOTAL COMMON STOCKS (Cost $1,657,348,856)		1,851,109,978
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	30,086,398	$ 30,086,398
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	6,329,050	6,329,050
TOTAL MONEY MARKET FUNDS (Cost $36,415,448)		36,415,448
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $1,693,764,304)		1,887,525,426
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(7,160,670)
NET ASSETS - 100%		$ 1,880,364,756
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Baxter International, Inc.	5/17/14 - $77.50	430	$ 12,527	$ (1,290)
Citigroup, Inc.	7/19/14 - $50.00	150	15,960	(1,725)
Comcast Corp. Class A	5/17/14 - $52.50	1,593	55,755	(55,755)
Exxon Mobil Corp.	5/17/14 - $100.00	1,839	122,236	(502,967)
IBM Corp.	5/17/14 - $200.00	506	131,474	(34,155)
Merck & Co., Inc.	5/17/14 - $57.50	615	61,808	(107,625)
MetLife, Inc.	5/17/14 - $55.00	3,639	132,093	(81,878)
Microsoft Corp.	7/19/14 - $42.00	1,110	82,371	(75,480)
Stanley Black & Decker, Inc.	7/19/14 - $85.00	600	90,358	(189,000)
Time Warner, Inc.	5/17/14 - $67.50	660	62,725	(37,290)
Written Options - continued
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options - continued
Walgreen Co.	5/17/14 - $67.50	533	$ 44,968	$ (89,011)
Wellpoint, Inc.	5/17/14 - $100.00	380	52,211	(75,620)
TOTAL WRITTEN OPTIONS			$ 864,486	$ (1,251,796)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $84,916,344.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,863
Fidelity Securities Lending Cash Central Fund	2,714
Total	$ 12,577
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 151,451,297	$ 151,451,297	$ -	$ -
Consumer Staples	219,708,682	219,708,682	-	-
Energy	294,479,218	294,479,218	-	-
Financials	467,923,383	467,923,383	-	-
Health Care	130,549,535	130,549,535	-	-
Industrials	171,267,203	171,267,203	-	-
Information Technology	229,196,570	229,196,570	-	-
Materials	19,717,472	19,717,472	-	-
Telecommunication Services	75,622,533	75,622,533	-	-
Utilities	91,194,085	91,194,085	-	-
Money Market Funds	36,415,448	36,415,448	-	-
Total Investments in Securities:	$ 1,887,525,426	$ 1,887,525,426	$ -	$ -
Derivative Instruments:
Liabilities
Written Options	$ (1,251,796)	$ (1,251,796)	$ -	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $1,694,829,164. Net unrealized appreciation aggregated $192,696,262, of which $212,107,030 related to appreciated investment securities and $19,410,768 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Stock Selector
Large Cap Value Fund

April 30, 2014

1.950976.101

LDT-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 1.3%
Delphi Automotive PLC	679,249	$ 45,401,003
TRW Automotive Holdings Corp. (a)	686,625	55,170,319
		100,571,322
Media - 2.7%
CBS Corp. Class B	732,800	42,326,528
Liberty Media Corp. Class A (a)	223,900	29,042,069
Omnicom Group, Inc.	510,200	34,530,336
The Walt Disney Co.	415,493	32,965,215
Twenty-First Century Fox, Inc. Class A	2,360,040	75,568,481
		214,432,629
Multiline Retail - 1.5%
Macy's, Inc.	897,289	51,531,307
Target Corp.	1,051,009	64,899,806
		116,431,113
Specialty Retail - 0.6%
Staples, Inc.	4,220,074	52,750,925
TOTAL CONSUMER DISCRETIONARY		484,185,989
CONSUMER STAPLES - 5.8%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	529,347	31,744,940
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	836,973	66,715,118
Walgreen Co.	700,425	47,558,858
		114,273,976
Food Products - 1.6%
Bunge Ltd.	635,399	50,609,530
Mondelez International, Inc.	949,437	33,847,429
The J.M. Smucker Co.	468,842	45,327,645
		129,784,604
Household Products - 1.7%
Procter & Gamble Co.	1,661,415	137,149,808
Personal Products - 0.6%
Coty, Inc. Class A	2,776,490	44,562,665
TOTAL CONSUMER STAPLES		457,515,993
Common Stocks - continued
	Shares	Value
ENERGY - 14.6%
Energy Equipment & Services - 2.1%
Cameron International Corp. (a)	993,620	$ 64,545,555
National Oilwell Varco, Inc.	991,884	77,892,651
Rowan Companies PLC	743,800	22,998,296
		165,436,502
Oil, Gas & Consumable Fuels - 12.5%
Anadarko Petroleum Corp.	1,123,500	111,248,970
Chevron Corp.	3,240,214	406,711,656
Energen Corp.	618,900	48,218,499
EOG Resources, Inc.	692,000	67,816,000
Imperial Oil Ltd.	1,106,700	54,040,038
Marathon Petroleum Corp.	1,278,800	118,864,460
Occidental Petroleum Corp.	1,934,518	185,230,099
		992,129,722
TOTAL ENERGY		1,157,566,224
FINANCIALS - 26.9%
Banks - 8.3%
Bank of America Corp.	865,500	13,103,670
CIT Group, Inc.	1,627,700	70,072,485
PNC Financial Services Group, Inc.	1,414,900	118,908,196
Popular, Inc. (a)	1,111,243	34,337,409
U.S. Bancorp	3,586,592	146,261,222
Wells Fargo & Co.	5,507,825	273,408,433
		656,091,415
Capital Markets - 3.9%
BlackRock, Inc. Class A	325,181	97,879,481
Goldman Sachs Group, Inc.	906,978	144,953,224
State Street Corp.	1,071,146	69,153,186
		311,985,891
Consumer Finance - 1.6%
Capital One Financial Corp.	1,667,614	123,236,675
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	2,150,461	277,086,900
The NASDAQ OMX Group, Inc.	1,739,399	64,183,823
		341,270,723
Insurance - 6.4%
ACE Ltd.	1,016,980	104,057,394
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	1,045,000	$ 65,542,400
Axis Capital Holdings Ltd.	1,533,065	70,137,724
MetLife, Inc.	1,681,749	88,039,560
Reinsurance Group of America, Inc.	1,006,900	77,239,299
The Travelers Companies, Inc.	1,076,100	97,473,138
		502,489,515
Real Estate Investment Trusts - 1.6%
Annaly Capital Management, Inc.	2,837,665	32,775,031
Equity Residential (SBI)	454,050	26,988,732
General Growth Properties, Inc.	1,548,756	35,574,925
The Macerich Co.	480,221	31,171,145
		126,509,833
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	2,429,129	64,711,997
TOTAL FINANCIALS		2,126,296,049
HEALTH CARE - 13.9%
Biotechnology - 1.0%
Amgen, Inc.	224,462	25,083,629
Cubist Pharmaceuticals, Inc.	714,602	50,065,016
		75,148,645
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	827,400	32,053,476
Covidien PLC	930,117	66,270,836
St. Jude Medical, Inc.	686,231	43,555,082
		141,879,394
Health Care Providers & Services - 3.4%
HCA Holdings, Inc. (a)	1,368,900	71,182,800
McKesson Corp.	314,361	53,186,738
UnitedHealth Group, Inc.	1,547,200	116,101,888
WellPoint, Inc.	315,053	31,719,536
		272,190,962
Pharmaceuticals - 7.7%
Endo International PLC (a)(d)	660,413	41,569,696
GlaxoSmithKline PLC sponsored ADR	500,700	27,723,759
Jazz Pharmaceuticals PLC (a)	603,595	81,424,966
Johnson & Johnson	1,796,459	181,963,332
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,959,400	$ 173,302,464
Pfizer, Inc.	3,196,298	99,980,201
		605,964,418
TOTAL HEALTH CARE		1,095,183,419
INDUSTRIALS - 9.3%
Aerospace & Defense - 0.6%
Textron, Inc.	1,179,900	48,257,910
Air Freight & Logistics - 1.3%
FedEx Corp.	760,537	103,623,166
Construction & Engineering - 2.1%
AECOM Technology Corp. (a)	2,234,003	72,426,377
URS Corp.	2,057,029	96,927,206
		169,353,583
Electrical Equipment - 0.9%
Babcock & Wilcox Co.	1,947,629	67,758,013
Industrial Conglomerates - 3.0%
General Electric Co.	8,690,756	233,694,429
Machinery - 0.7%
Caterpillar, Inc.	419,207	44,184,418
Deere & Co.	8,200	765,388
Stanley Black & Decker, Inc.	115,200	9,894,528
		54,844,334
Road & Rail - 0.7%
CSX Corp.	1,914,524	54,027,867
TOTAL INDUSTRIALS		731,559,302
INFORMATION TECHNOLOGY - 8.9%
Communications Equipment - 1.8%
Cisco Systems, Inc.	6,256,935	144,597,768
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	1,759,279	30,365,156
Internet Software & Services - 0.7%
Yahoo!, Inc. (a)	1,470,125	52,850,994
IT Services - 0.5%
Total System Services, Inc.	1,295,225	41,149,298
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp. Class A	3,566,451	$ 109,882,355
Software - 1.0%
Oracle Corp.	1,110,769	45,408,237
Symantec Corp.	1,616,805	32,788,805
		78,197,042
Technology Hardware, Storage & Peripherals - 3.1%
Apple, Inc.	250,042	147,547,284
EMC Corp.	3,955,197	102,044,083
		249,591,367
TOTAL INFORMATION TECHNOLOGY		706,633,980
MATERIALS - 2.6%
Chemicals - 2.0%
Agrium, Inc.	145,200	13,945,718
Axiall Corp.	519,506	24,208,980
Celanese Corp. Class A	496,282	30,486,603
Eastman Chemical Co.	541,500	47,202,555
LyondellBasell Industries NV Class A	424,749	39,289,283
		155,133,139
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	1,400,312	48,128,723
TOTAL MATERIALS		203,261,862
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	3,241,765	115,731,011
CenturyLink, Inc.	1,414,097	49,366,126
Frontier Communications Corp. (d)	2,538,987	15,106,973
		180,204,110
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)(d)	2,667,599	2,293,868
T-Mobile U.S., Inc. (a)	448,000	13,121,920
		15,415,788
TOTAL TELECOMMUNICATION SERVICES		195,619,898
Common Stocks - continued
	Shares	Value
UTILITIES - 6.5%
Electric Utilities - 3.2%
Edison International	1,033,800	$ 58,471,728
Exelon Corp.	950,700	33,303,021
ITC Holdings Corp.	1,256,890	46,467,223
NextEra Energy, Inc.	776,500	77,533,525
Xcel Energy, Inc.	1,229,900	39,196,913
		254,972,410
Gas Utilities - 1.0%
Atmos Energy Corp.	698,231	35,637,710
National Fuel Gas Co.	528,200	38,896,648
		74,534,358
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (a)	1,382,100	39,320,745
Multi-Utilities - 1.8%
CMS Energy Corp.	1,324,100	40,133,471
NiSource, Inc.	1,417,800	51,494,496
Sempra Energy	519,268	51,205,017
		142,832,984
TOTAL UTILITIES		511,660,497
TOTAL COMMON STOCKS (Cost $6,461,199,685)		7,669,483,213
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.07% 5/8/14 to 5/29/14 (e) (Cost $1,749,967)	$ 1,750,000	1,749,990
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	245,356,177	$ 245,356,177
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	28,850,647	28,850,647
TOTAL MONEY MARKET FUNDS (Cost $274,206,824)		274,206,824
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $6,737,156,476)		7,945,440,027
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(45,475,187)
NET ASSETS - 100%		$ 7,899,964,840
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
714 ICE Russell 1000 Value Index Contracts (United States)	June 2014	$ 68,179,860	$ 1,327,170

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,262,994.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,446
Fidelity Securities Lending Cash Central Fund	70,454
Total	$ 151,900
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 484,185,989	$ 484,185,989	$ -	$ -
Consumer Staples	457,515,993	457,515,993	-	-
Energy	1,157,566,224	1,157,566,224	-	-
Financials	2,126,296,049	2,126,296,049	-	-
Health Care	1,095,183,419	1,095,183,419	-	-
Industrials	731,559,302	731,559,302	-	-
Information Technology	706,633,980	706,633,980	-	-
Materials	203,261,862	203,261,862	-	-
Telecommunication Services	195,619,898	195,619,898	-	-
Utilities	511,660,497	511,660,497	-	-
U.S. Government and Government Agency Obligations	1,749,990	-	1,749,990	-
Money Market Funds	274,206,824	274,206,824	-	-
Total Investments in Securities:	$ 7,945,440,027	$ 7,943,690,037	$ 1,749,990	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,327,170	$ 1,327,170	$ -	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $6,738,615,611. Net unrealized appreciation aggregated $1,206,824,416, of which $1,262,860,790 related to appreciated investment securities and $56,036,374 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Series Stock Selector
Large Cap Value Fund

April 30, 2014

1.950918.101

ALDTI-QTLY-0614

Investments April 30, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.2%
Auto Components - 1.3%
Delphi Automotive PLC	106,151	$ 7,095,133
TRW Automotive Holdings Corp. (a)	106,403	8,549,481
		15,644,614
Media - 2.7%
CBS Corp. Class B	114,400	6,607,744
Liberty Media Corp. Class A (a)	34,800	4,513,908
Omnicom Group, Inc.	79,200	5,360,256
The Walt Disney Co.	64,541	5,120,683
Twenty-First Century Fox, Inc. Class A	368,660	11,804,493
		33,407,084
Multiline Retail - 1.5%
Macy's, Inc.	139,535	8,013,495
Target Corp.	163,819	10,115,823
		18,129,318
Specialty Retail - 0.7%
Staples, Inc.	657,649	8,220,613
TOTAL CONSUMER DISCRETIONARY		75,401,629
CONSUMER STAPLES - 5.8%
Beverages - 0.4%
Molson Coors Brewing Co. Class B	82,553	4,950,703
Food & Staples Retailing - 1.5%
Wal-Mart Stores, Inc.	130,882	10,432,604
Walgreen Co.	109,475	7,433,353
		17,865,957
Food Products - 1.6%
Bunge Ltd.	99,366	7,914,502
Mondelez International, Inc.	147,543	5,259,908
The J.M. Smucker Co.	73,136	7,070,788
		20,245,198
Household Products - 1.7%
Procter & Gamble Co.	259,885	21,453,507
Personal Products - 0.6%
Coty, Inc. Class A	433,010	6,949,811
TOTAL CONSUMER STAPLES		71,465,176
Common Stocks - continued
	Shares	Value
ENERGY - 14.8%
Energy Equipment & Services - 2.1%
Cameron International Corp. (a)	155,180	$ 10,080,493
National Oilwell Varco, Inc.	154,816	12,157,700
Rowan Companies PLC	115,200	3,561,984
		25,800,177
Oil, Gas & Consumable Fuels - 12.7%
Anadarko Petroleum Corp.	173,600	17,189,872
Chevron Corp.	505,886	63,498,809
Energen Corp.	96,600	7,526,106
EOG Resources, Inc.	107,000	10,486,000
Imperial Oil Ltd.	172,300	8,413,390
Marathon Petroleum Corp.	199,600	18,552,820
Occidental Petroleum Corp.	308,382	29,527,577
		155,194,574
TOTAL ENERGY		180,994,751
FINANCIALS - 26.9%
Banks - 8.3%
Bank of America Corp.	134,500	2,036,330
CIT Group, Inc.	254,400	10,951,920
PNC Financial Services Group, Inc.	218,900	18,396,356
Popular, Inc. (a)	164,474	5,082,247
U.S. Bancorp	552,708	22,539,432
Wells Fargo & Co.	852,075	42,297,003
		101,303,288
Capital Markets - 3.9%
BlackRock, Inc. Class A	50,119	15,085,819
Goldman Sachs Group, Inc.	139,722	22,330,370
State Street Corp.	165,054	10,655,886
		48,072,075
Consumer Finance - 1.6%
Capital One Financial Corp.	256,986	18,991,265
Diversified Financial Services - 4.3%
Berkshire Hathaway, Inc. Class B (a)	335,239	43,195,545
The NASDAQ OMX Group, Inc.	268,101	9,892,927
		53,088,472
Insurance - 6.4%
ACE Ltd.	157,320	16,096,982
AFLAC, Inc.	161,700	10,141,824
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd.	239,400	$ 10,952,550
MetLife, Inc.	262,651	13,749,780
Reinsurance Group of America, Inc.	157,400	12,074,154
The Travelers Companies, Inc.	167,800	15,199,324
		78,214,614
Real Estate Investment Trusts - 1.6%
Annaly Capital Management, Inc.	443,235	5,119,364
Equity Residential (SBI)	70,950	4,217,268
General Growth Properties, Inc.	241,444	5,545,969
The Macerich Co.	73,079	4,743,558
		19,626,159
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	379,371	10,106,443
TOTAL FINANCIALS		329,402,316
HEALTH CARE - 14.0%
Biotechnology - 0.9%
Amgen, Inc.	34,738	3,881,972
Cubist Pharmaceuticals, Inc.	88,798	6,221,188
Prothena Corp. PLC (a)	9	198
		10,103,358
Health Care Equipment & Supplies - 1.8%
Abbott Laboratories	129,200	5,005,208
Covidien PLC	146,083	10,408,414
St. Jude Medical, Inc.	106,869	6,782,975
		22,196,597
Health Care Providers & Services - 3.6%
HCA Holdings, Inc. (a)	244,600	12,719,200
McKesson Corp.	48,939	8,279,989
UnitedHealth Group, Inc.	241,000	18,084,640
WellPoint, Inc.	48,947	4,927,984
		44,011,813
Pharmaceuticals - 7.7%
Endo International PLC (a)(d)	102,967	6,481,258
GlaxoSmithKline PLC sponsored ADR	78,000	4,318,860
Jazz Pharmaceuticals PLC (a)	93,768	12,649,303
Johnson & Johnson	279,905	28,351,577
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	460,300	$ 26,955,168
Pfizer, Inc.	496,538	15,531,709
		94,287,875
TOTAL HEALTH CARE		170,599,643
INDUSTRIALS - 9.3%
Aerospace & Defense - 0.6%
Textron, Inc.	183,215	7,493,494
Air Freight & Logistics - 1.3%
FedEx Corp.	118,096	16,090,580
Construction & Engineering - 2.1%
AECOM Technology Corp. (a)	348,518	11,298,954
URS Corp.	318,291	14,997,872
		26,296,826
Electrical Equipment - 0.9%
Babcock & Wilcox Co.	304,273	10,585,658
Industrial Conglomerates - 3.0%
General Electric Co.	1,349,498	36,288,001
Machinery - 0.7%
Caterpillar, Inc.	65,094	6,860,908
Deere & Co.	1,300	121,342
Stanley Black & Decker, Inc.	18,000	1,546,020
		8,528,270
Road & Rail - 0.7%
CSX Corp.	297,287	8,389,439
TOTAL INDUSTRIALS		113,672,268
INFORMATION TECHNOLOGY - 9.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	971,665	22,455,178
Electronic Equipment & Components - 0.4%
Jabil Circuit, Inc.	263,621	4,550,098
Internet Software & Services - 0.7%
Yahoo!, Inc. (a)	225,252	8,097,809
IT Services - 0.5%
Total System Services, Inc.	201,207	6,392,346
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom Corp. Class A	551,949	$ 17,005,549
Software - 1.1%
Oracle Corp.	172,531	7,053,067
Symantec Corp.	317,295	6,434,743
		13,487,810
Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	38,858	22,929,717
EMC Corp.	614,503	15,854,177
		38,783,894
TOTAL INFORMATION TECHNOLOGY		110,772,684
MATERIALS - 2.6%
Chemicals - 2.0%
Agrium, Inc.	22,700	2,180,219
Axiall Corp.	81,194	3,783,640
Celanese Corp. Class A	77,618	4,768,074
Eastman Chemical Co.	83,700	7,296,129
LyondellBasell Industries NV Class A	66,251	6,128,218
		24,156,280
Metals & Mining - 0.6%
Freeport-McMoRan Copper & Gold, Inc.	223,188	7,670,972
TOTAL MATERIALS		31,827,252
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	504,735	18,019,040
CenturyLink, Inc.	220,803	7,708,233
Frontier Communications Corp. (d)	396,513	2,359,252
		28,086,525
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)(d)	399,898	343,872
T-Mobile U.S., Inc. (a)	43,600	1,277,044
		1,620,916
TOTAL TELECOMMUNICATION SERVICES		29,707,441
Common Stocks - continued
	Shares	Value
UTILITIES - 6.5%
Electric Utilities - 3.2%
Edison International	160,400	$ 9,072,224
Exelon Corp.	148,600	5,205,458
ITC Holdings Corp.	195,210	7,216,914
NextEra Energy, Inc.	120,600	12,041,910
Xcel Energy, Inc.	190,800	6,080,796
		39,617,302
Gas Utilities - 1.0%
Atmos Energy Corp.	108,369	5,531,154
National Fuel Gas Co.	82,300	6,060,572
		11,591,726
Independent Power Producers & Energy Traders - 0.5%
Dynegy, Inc. (a)	216,100	6,148,045
Multi-Utilities - 1.8%
CMS Energy Corp.	205,500	6,228,705
NiSource, Inc.	220,000	7,990,400
Sempra Energy	80,632	7,951,122
		22,170,227
TOTAL UTILITIES		79,527,300
TOTAL COMMON STOCKS (Cost $1,017,811,568)		1,193,370,460
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.06% 5/8/14 to 5/29/14 (e) (Cost $589,993)	$ 590,000	589,998
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	37,569,403	$ 37,569,403
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	4,510,253	4,510,253
TOTAL MONEY MARKET FUNDS (Cost $42,079,656)		42,079,656
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,060,481,217)		1,236,040,114
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(13,584,434)
NET ASSETS - 100%		$ 1,222,455,680
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
119 ICE Russell 1000 Value Index Contracts (United States)	June 2014	$ 11,363,310	$ 78,015

The face value of futures purchased as a percentage of net assets is 0.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $254,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,126
Fidelity Securities Lending Cash Central Fund	6,531
Total	$ 20,657
Other Information

The following is a summary of the inputs used, as of April 30, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 75,401,629	$ 75,401,629	$ -	$ -
Consumer Staples	71,465,176	71,465,176	-	-
Energy	180,994,751	180,994,751	-	-
Financials	329,402,316	329,402,316	-	-
Health Care	170,599,643	170,599,643	-	-
Industrials	113,672,268	113,672,268	-	-
Information Technology	110,772,684	110,772,684	-	-
Materials	31,827,252	31,827,252	-	-
Telecommunication Services	29,707,441	29,707,441	-	-
Utilities	79,527,300	79,527,300	-	-
U.S. Government and Government Agency Obligations	589,998	-	589,998	-
Money Market Funds	42,079,656	42,079,656	-	-
Total Investments in Securities:	$ 1,236,040,114	$ 1,235,450,116	$ 589,998	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 78,015	$ 78,015	$ -	$ -
Income Tax Information

At April 30, 2014, the cost of investment securities for income tax purposes was $1,060,950,496. Net unrealized appreciation aggregated $175,089,618, of which $184,620,397 related to appreciated investment securities and $9,530,779 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 27, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 27, 2014